Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.29%
Communication Services – 2.00%
Activision Blizzard, Inc.(1)	179,445	$10,673,389
Altice USA, Inc. - Class A(1)	310,165	6,913,578
AMC Entertainment Holdings, Inc. - Class A	19,211	60,707
AMC Networks, Inc. - Class A(1)	65,900	1,602,029
ATN International, Inc.	4,129	242,414
Bandwidth, Inc. - Class A(1)	1,035	69,645
Boston Omaha Corp. - Class A(1)	939	17,005
Cable One, Inc.	3,255	5,351,253
Cars.com, Inc.(1)	21,501	92,454
CenturyLink, Inc.	42,646	403,431
Cincinnati Bell, Inc.(1)	14,127	206,819
Cinemark Holdings, Inc.	4,075	41,524
Clear Channel Outdoor Holdings, Inc. - Class A(1)	11,820	7,565
comScore, Inc.(1)	18,973	53,504
Consolidated Communications Holdings, Inc.	26,200	119,210
Cumulus Media, Inc. - Class A(1)	5,662	30,688
Daily Journal Corp.(1)	418	95,429
DHI Group, Inc.(1)	18,071	39,033
Discovery, Inc. - Class A(1)	6,249	121,481
Discovery, Inc. - Class C(1)	12,910	226,441
DISH Network Corp. - Class A(1)	10,057	201,039
Electronic Arts, Inc.(1)	80,494	8,063,084
Emerald Holding, Inc.	9,880	25,589
Entercom Communications Corp. - Class A	42,774	73,144
Entravision Communications Corp. - Class A	18,295	37,139
Eros International Plc(1)	25,399	41,908
EW Scripps Co. - Class A	20,429	154,035
Fluent, Inc.(1)	1,197	1,401
Fox Corp. - Class A	11,975	282,969
Fox Corp. - Class B	5,582	127,716
Frontier Communications Corp.(1)	43,849	16,663
Gaia, Inc. - Class A(1)	4,078	36,213
Gannett Co., Inc.	43,709	64,689
GCI Liberty, Inc. - Class A(1)	3,835	218,480
Gray Television, Inc.(1)	19,884	213,554
Hemisphere Media Group, Inc. - Class A(1)	470	4,014
IDT Corp. - Class B(1)	1,228	6,656
IMAX Corp.(1)	239,446	2,166,986
Intelsat SA(1)	24,434	37,384
InterActiveCorp(1)	1,203	215,614
Interpublic Group of Companies, Inc.	13,652	221,026
Iridium Communications, Inc.(1)	36,815	822,079
John Wiley & Sons, Inc. - Class A	1,763	66,095
Lee Enterprises, Inc.(1)	21,369	21,006
Liberty Broadband Corp. - Class A(1)	951	101,757
Liberty Broadband Corp. - Class C(1)	4,142	458,602
Liberty Latin America Ltd. - Class A(1)	16,432	172,865
Liberty Latin America Ltd. - Class C(1)	43,019	441,375
Liberty Media Corp.-Liberty Formula One - Class A(1)	892	23,031
Liberty Media Corp.-Liberty Formula One - Class C(1)	267,658	7,288,327

Liberty Media Corp.-Liberty SiriusXM - Class A(1)	3,265	103,468
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	6,093	192,661
Lions Gate Entertainment Corp. - Class A(1)	2,572	15,638
Lions Gate Entertainment Corp. - Class B(1)	3,895	21,734
Madison Square Garden Co. - Class A(1)	672	142,068
Marchex, Inc. - Class B(1)	13,869	20,110
Marcus Corp.	8,464	104,276
Meet Group, Inc.(1)	7,594	44,577
MSG Networks, Inc. - Class A(1)	16,124	164,465
National CineMedia, Inc.	21,251	69,278
NetEase, Inc. - ADR	21,096	6,770,972
New York Times Co. - Class A	5,117	157,143
News Corp. - Class A	15,016	134,769
News Corp. - Class B	4,884	43,907
Nexstar Media Group, Inc. - Class A	327,308	18,895,491
Omnicom Group, Inc.	66,297	3,639,705
ORBCOMM, Inc.(1)	4,109	10,026
Reading International, Inc. - Class A(1)	5,837	22,706
Saga Communications, Inc. - Class A	1,384	38,074
Scholastic Corp.	11,235	286,380
Sinclair Broadcast Group, Inc. - Class A	120	1,930
Spok Holdings, Inc.	6,725	71,890
Sprint Corp.(1)	22,060	190,157
Take-Two Interactive Software, Inc.(1)	2,382	282,529
TEGNA, Inc.	80,728	876,706
Telephone & Data Systems, Inc.	4,027	67,493
Tribune Publishing Co.	6,645	53,891
TripAdvisor, Inc.	344	5,982
TrueCar, Inc.(1)	4,901	11,860
United States Cellular Corp.(1)	666	19,507
ViacomCBS, Inc. - Class A	55	981
ViacomCBS, Inc. - Class B	146,540	2,053,025
Vonage Holdings Corp.(1)	27,482	198,695
WideOpenWest, Inc.(1)	9,999	47,595
Yelp, Inc. - Class A(1)	112,572	2,029,673
Zillow Group, Inc. - Class A(1)	2,188	74,326
Zillow Group, Inc. - Class C(1)	4,873	175,525
Zynga, Inc. - Class A(1)	26,003	178,121

Total Communication Services		85,189,373

Consumer Discretionary – 10.04%
Aaron’s, Inc.	126,549	2,882,786
Abercrombie & Fitch Co. - Class A	23,548	214,051
Accel Entertainment, Inc.(1)	935,261	7,014,458
Acushnet Holdings Corp.	13,082	336,469
Adient Plc(1)	32,552	295,247
Adtalem Global Education, Inc.(1)	19,712	528,084
Advance Auto Parts, Inc.	34,287	3,199,663
American Axle & Manufacturing Holdings, Inc.(1)	180,379	651,168
American Eagle Outfitters, Inc.	119,883	953,070
American Outdoor Brands Corp.(1)	19,967	165,726
American Public Education, Inc.(1)	5,608	134,199
Aptiv Plc	9,368	461,280
Aramark	348,634	6,962,221
Ascena Retail Group, Inc.(1)	2,544	3,536
At Home Group, Inc.(1)	16,809	33,954
AutoNation, Inc.(1)	2,188	61,395
AutoZone, Inc.(1)	13,679	11,572,434

Barnes & Noble Education, Inc.(1)	12,307	16,738
Bassett Furniture Industries, Inc.	3,657	19,931
BBX Capital Corp. - Class A	25,222	58,263
Beazer Homes USA, Inc.(1)	10,240	65,946
Bed Bath & Beyond, Inc.	125,599	528,772
Best Buy, Inc.	167,875	9,568,875
Big Lots, Inc.	58,780	835,852
Biglari Holdings, Inc. - Class B(1)	43	2,210
Bloomin’ Brands, Inc.	143,600	1,025,304
Bluegreen Vacations Corp.	3,063	17,704
BorgWarner, Inc.	464,337	11,315,893
Boyd Gaming Corp.	2,955	42,611
Bright Horizons Family Solutions, Inc.(1)	43,875	4,475,250
Brinker International, Inc.	3,375	40,534
Brunswick Corp.	331,282	11,717,444
Buckle, Inc.	116,461	1,596,680
Caesars Entertainment Corp.(1)	21,944	148,341
Caleres, Inc.	14,881	77,381
Callaway Golf Co.	34,672	354,348
Capri Holdings Ltd.(1)	3,298	35,585
CarMax, Inc.(1)	3,403	183,184
Carriage Services, Inc. - Class A	6,009	97,045
Carrols Restaurant Group, Inc.(1)	12,974	23,613
Carter’s, Inc.	204,472	13,439,945
Casper Sleep, Inc.(1)	1,343	5,761
Cato Corp. - Class A	8,296	88,518
Century Casinos, Inc.(1)	10,815	26,064
Century Communities, Inc.(1)	6,053	87,829
Chico’s FAS, Inc.	43,654	56,314
Choice Hotels International, Inc.	751	45,999
Chuy’s Holdings, Inc.(1)	4,556	45,879
Citi Trends, Inc.	3,980	35,422
Clarus Corp.	2,713	26,587
Collectors Universe, Inc.	232	3,635
Columbia Sportswear Co.	458	31,955
Conn’s, Inc.(1)	7,635	31,914
Container Store Group, Inc.(1)	4,654	10,983
Cooper Tire & Rubber Co.	18,551	302,381
Cooper-Standard Holdings, Inc.(1)	12,072	123,979
Core-Mark Holding Co., Inc.	1,142,303	32,635,597
Cracker Barrel Old Country Store, Inc.	82,315	6,850,254
Culp, Inc.	4,131	30,404
Dana, Inc.	787,709	6,152,007
Del Taco Restaurants, Inc.(1)	11,084	38,018
Delta Apparel, Inc.(1)	2,201	22,912
Denny’s Corp.(1)	5,220	40,090
Designer Brands, Inc. - Class A	14,586	72,638
Dick’s Sporting Goods, Inc.	113,692	2,417,092
Dillard’s, Inc. - Class A	3,639	134,461
Dine Brands Global, Inc.	27,603	791,654
Dollar General Corp.	65,982	9,963,942
Dollar Tree, Inc.(1)	53,095	3,900,890
DR Horton, Inc.	13,204	448,936
Drive Shack, Inc.(1)	1,917	2,914
Dunkin’ Brands Group, Inc.	189	10,036
eBay, Inc.	517,416	15,553,525
El Pollo Loco Holdings, Inc.(1)	6,993	59,091

Escalade, Inc.	4,292	25,537
Ethan Allen Interiors, Inc.	8,563	87,514
Expedia Group, Inc.	80,061	4,505,032
Express, Inc.(1)	24,858	37,038
Extended Stay America, Inc.	7,393	54,043
Fiesta Restaurant Group, Inc.(1)	8,843	35,637
Flexsteel Industries, Inc.	2,931	32,124
Foot Locker, Inc.	277,124	6,110,584
Fossil Group, Inc.(1)	17,914	58,937
Frontdoor, Inc.(1)	3,388	117,835
Funko, Inc. - Class A(1)	141,823	565,874
GameStop Corp. - Class A(1)	25,083	87,791
Gap, Inc.	8,103	57,045
Garmin Ltd.	5,673	425,248
Genesco, Inc.(1)	5,261	70,182
Gentex Corp.	271,431	6,014,911
Genuine Parts Co.	5,458	367,487
G-III Apparel Group Ltd.(1)	16,307	125,564
GNC Holdings, Inc. - Class A(1)	24,006	11,237
Golden Entertainment, Inc.(1)	2,586	17,093
Goodyear Tire & Rubber Co.	154,201	897,450
GoPro, Inc. - Class A(1)	3,174	8,316
Graham Holdings Co. - Class B	40,122	13,688,423
Grand Canyon Education, Inc.(1)	155,994	11,900,002
Green Brick Partners, Inc.(1)	7,758	62,452
Group 1 Automotive, Inc.	40,570	1,795,628
Guess, Inc.	17,138	116,024
H&R Block, Inc.	6,554	92,280
Hanesbrands, Inc.	376,177	2,960,513
Harley-Davidson, Inc.	72,835	1,378,767
Haverty Furniture Cos, Inc.	6,299	74,895
Hibbett Sports, Inc.(1)	5,871	64,199
Hilton Grand Vacations, Inc.(1)	3,035	47,862
Hooker Furniture Corp.	3,937	61,457
Houghton Mifflin Harcourt Co.(1)	38,964	73,252
Hudson Ltd. - Class A(1)	13,928	69,919
Hyatt Hotels Corp. - Class A	1,340	64,186
Inspired Entertainment, Inc.(1)	384	1,298
International Game Technology Plc	347,320	2,066,554
J. Alexander’s Holdings, Inc.(1)	3,401	13,026
J. Jill, Inc.(1)	4,243	2,344
Jack in the Box, Inc.	7,306	256,075
JC Penney Co., Inc.(1)	114,343	41,163
Johnson Outdoors, Inc. - Class A	724	45,395
K12, Inc.(1)	13,480	254,233
KB Home	25,755	466,166
Kohl’s Corp.	86,550	1,262,765
Kontoor Brands, Inc.	12,585	241,254
Kura Sushi USA, Inc. - Class A(1)	449	5,370
L Brands, Inc.	7,399	85,532
Lands’ End, Inc.(1)	4,062	21,691
Las Vegas Sands Corp.	121,839	5,174,502
Laureate Education, Inc. - Class A(1)	818,650	8,604,012
La-Z-Boy, Inc.	415,960	8,547,978
Leaf Group Ltd.(1)	1,149	1,540
Lear Corp.	73,854	6,000,638
Legacy Housing Corp.(1)	1,166	10,786

Leggett & Platt, Inc.	5,148	137,349
Lennar Corp. - Class A	98,861	3,776,490
Lennar Corp. - Class B	507	14,662
Lifetime Brands, Inc.	4,500	25,425
Liquidity Services, Inc.(1)	9,981	38,726
Lithia Motors, Inc. - Class A	3,244	265,327
LKQ Corp.(1)	206,164	4,228,424
Lumber Liquidators Holdings, Inc.(1)	8,343	39,129
M/I Homes, Inc.(1)	9,895	163,564
Macy’s, Inc.	134,710	661,426
MarineMax, Inc.(1)	7,186	74,878
Marriott Vacations Worldwide Corp.	12,616	701,197
Mattel, Inc.(1)	4,313	37,998
MDC Holdings, Inc.	404,009	9,373,009
Meritage Homes Corp.(1)	13,534	494,126
MGM Resorts International	17,528	206,830
Modine Manufacturing Co.(1)	17,725	57,606
Mohawk Industries, Inc.(1)	96,655	7,368,977
Monarch Casino & Resort, Inc.(1)	955	26,807
Motorcar Parts of America, Inc.(1)	6,816	85,745
Movado Group, Inc.	5,828	68,887
Murphy USA, Inc.(1)	84,362	7,116,778
Nathan’s Famous, Inc.	616	37,576
Newell Brands, Inc.	293,082	3,892,129
Nordstrom, Inc.	92,500	1,418,950
Norwegian Cruise Line Holdings Ltd.(1)	6,507	71,317
NVR, Inc.(1)	2,731	7,016,239
Office Depot, Inc.	886,824	1,454,391
OneSpaWorld Holdings Ltd.	17,141	69,592
OneWater Marine, Inc. - Class A(1)	978	7,482
Oxford Industries, Inc.	122,933	4,457,551
Papa John’s International, Inc.	972	51,876
Party City Holdco, Inc.(1)	16,720	7,663
Penn National Gaming, Inc.(1)	36,188	457,778
Penske Automotive Group, Inc.	44,509	1,246,252
PetMed Express, Inc.	5,196	149,541
Polaris Industries, Inc.	199	9,582
Pool Corp.	25,465	5,010,748
Potbelly Corp.(1)	7,581	23,425
PulteGroup, Inc.	9,724	217,040
Purple Innovation, Inc. - Class A(1)	1,861	10,570
PVH Corp.	83,661	3,149,000
Quotient Technology, Inc.(1)	25,398	165,087
Qurate Retail, Inc.(1)	15,052	91,892
Ralph Lauren Corp. - Class A	1,867	124,772
RCI Hospitality Holdings, Inc.	3,541	35,304
RealReal, Inc.(1)	14,271	100,040
Red Lion Hotels Corp.(1)	10,025	14,637
Red Robin Gourmet Burgers, Inc.(1)	4,639	39,524
Red Rock Resorts, Inc. - Class A	558,401	4,774,329
Regis Corp.(1)	218,613	1,292,003
RH(1)	4,480	450,106
Rocky Brands, Inc.	2,779	53,774
Ross Stores, Inc.	56,835	4,942,940
Royal Caribbean Cruises Ltd.	31,923	1,026,963
RTW RetailWinds, Inc.(1)	8,335	1,751
Rubicon Project, Inc.(1)	6,126	33,999

Sally Beauty Holdings, Inc.(1)	43,237	349,355
Select Interior Concepts, Inc. - Class A(1)	4,305	8,911
Service Corp. International	4,452	174,118
ServiceMaster Global Holdings, Inc.(1)	453,589	12,246,903
Shoe Carnival, Inc.	3,463	71,927
Signet Jewelers Ltd.	19,275	124,324
Six Flags Entertainment Corp.	113,220	1,419,779
Skechers U.S.A., Inc. - Class A(1)	146,450	3,476,723
Sleep Number Corp.(1)	70,513	1,351,029
Sonic Automotive, Inc. - Class A	9,091	120,729
Sportsman’s Warehouse Holdings, Inc.(1)	15,730	96,897
Stamps.com, Inc.(1)	25,999	3,381,950
Standard Motor Products, Inc.	6,154	255,822
Stitch Fix, Inc. - Class A(1)	1,883	23,914
Stoneridge, Inc.(1)	310,893	5,207,458
Sturm Ruger & Co., Inc.	608	30,953
Superior Group of Companies, Inc.	2,983	25,236
Tailored Brands, Inc.	1,697	2,953
Tapestry, Inc.	10,793	139,769
Taylor Morrison Home Corp. - Class A(1)	42,962	472,582
Tenneco, Inc. - Class A(1)	66,841	240,628
The Michaels Companies, Inc.(1)	28,151	45,605
Thor Industries, Inc.	52,280	2,205,170
Tiffany & Co.	4,735	613,183
Tilly’s, Inc. - Class A	8,309	34,316
Toll Brothers, Inc.	246,662	4,748,244
Tractor Supply Co.	49,398	4,176,601
TRI Pointe Group, Inc.(1)	51,353	450,366
Tupperware Brands Corp.	18,613	30,153
Under Armour, Inc. - Class A(1)	2,293	21,119
Under Armour, Inc. - Class C(1)	2,954	23,809
Unifi, Inc.(1)	5,285	61,042
Universal Electronics, Inc.(1)	414	15,885
Urban Outfitters, Inc.(1)	201,795	2,873,561
Vail Resorts, Inc.	43,630	6,444,587
Vera Bradley, Inc.(1)	7,187	29,610
VF Corp.	59,288	3,206,295
Vince Holding Corp.(1)	850	3,298
Vista Outdoor, Inc.(1)	21,289	187,343
Visteon Corp.(1)	124,752	5,985,601
Waitr Holdings, Inc.(1)	19,989	24,586
Weyco Group, Inc.	2,114	42,639
Whirlpool Corp.	133,135	11,422,983
Williams-Sonoma, Inc.	55,645	2,366,025
Wingstop, Inc.	812	64,716
Winmark Corp.	508	64,729
Winnebago Industries, Inc.	3,486	96,946
Wolverine World Wide, Inc.	330,172	5,018,614
WW International, Inc.(1)	17,337	293,169
Wyndham Destinations, Inc.	208,577	4,526,121
Wyndham Hotels & Resorts, Inc.	146,313	4,610,323
Wynn Resorts Ltd.	54,028	3,251,945
Yum China Holdings, Inc.	2,743	116,934
ZAGG, Inc.(1)	9,805	30,494
Zumiez, Inc.(1)	139,559	2,417,162

Total Consumer Discretionary		428,063,848

Consumer Staples – 4.11%
Alico, Inc.	2,003	62,173
Archer-Daniels-Midland Co.	217,445	7,649,715
B&G Foods, Inc.	21,296	385,245
BellRing Brands, Inc. - Class A(1)	5,905	100,680
Beyond Meat Inc.(1)	1,877	125,008
BJ’s Wholesale Club Holdings, Inc.(1)	108,934	2,774,549
Brown-Forman Corp. - Class A	87	4,470
Brown-Forman Corp. - Class B	527	29,254
Bunge Ltd.	5,383	220,864
Cal-Maine Foods, Inc.	11,795	518,744
Campbell Soup Co.	2,873	132,618
Casey’s General Stores, Inc.	91,645	12,142,046
Central Garden & Pet Co. - Class A(1)	3,465	95,287
Central Garden & Pet Co. - Class A(1)	252,725	6,462,178
Clorox Co.	910	157,658
Coca-Cola European Partners Plc	134,362	5,042,606
Conagra Brands, Inc.	190,068	5,576,595
Constellation Brands, Inc. - Class A	108,910	15,613,338
Coty, Inc. - Class A	11,730	60,527
Craft Brew Alliance, Inc.(1)	3,869	57,648
Darling Ingredients, Inc.(1)	60,926	1,167,951
Edgewell Personal Care Co.(1)	20,091	483,791
elf Beauty, Inc.(1)	8,149	80,186
Energizer Holdings, Inc.	74,945	2,267,086
Farmer Brothers Co.(1)	4,191	29,169
Flowers Foods, Inc.	182,946	3,754,052
Fresh Del Monte Produce, Inc.	11,407	314,947
Grocery Outlet Holding Corp.(1)	1,834	62,980
Hain Celestial Group, Inc.(1)	3,298	85,649
Herbalife Nutrition Ltd.(1)	3,291	95,966
Hershey Co.	714	94,605
Hormel Foods Corp.	10,904	508,563
Hostess Brands, Inc. - Class A(1)	331,502	3,533,811
Ingles Markets, Inc. - Class A	5,309	191,973
Ingredion, Inc.	57,382	4,332,341
J&J Snack Foods Corp.	33,407	4,042,247
Kellogg Co.	5,939	356,281
Kroger Co.	357,887	10,779,556
Lamb Weston Holdings, Inc.	4,228	241,419
Lancaster Colony Corp.	53,263	7,703,960
Landec Corp.(1)	9,167	79,661
Limoneira Co.	3,726	48,811
McCormick & Co., Inc.	1,677	236,809
Molson Coors Brewing Co. - Class B	250,727	9,780,860
Natural Grocers by Vitamin Cottage, Inc.	3,577	30,440
Nature’s Sunshine Products, Inc.(1)	2,679	21,780
Nomad Foods Ltd.(1)	751,006	13,938,671
Nu Skin Enterprises, Inc. - Class A	2,249	49,141
Oil-Dri Corp. of America	2,029	67,850
Pilgrim’s Pride Corp.(1)	133,967	2,427,482
Post Holdings, Inc.(1)	151,216	12,546,392
PriceSmart, Inc.	7,642	401,587
Pyxus International, Inc.(1)	2,466	7,669
Revlon, Inc. - Class A(1)	347	3,793
Reynolds Consumer Products, Inc.	1,171	34,158
Rite Aid Corp.(1)	20,514	307,710
Sanderson Farms, Inc.	24,530	3,025,040

Seaboard Corp.	11	30,941
Seneca Foods Corp. - Class A(1)	2,414	96,029
Simply Good Foods Co.(1)	409,610	7,889,089
SpartanNash Co.	13,242	189,625
Spectrum Brands Holdings, Inc.	1,739	63,247
Sprouts Farmers Market, Inc.(1)	2,445	45,453
The Andersons, Inc.	11,754	220,388
The J.M. Smucker Co.	59,861	6,644,571
Tootsie Roll Industries, Inc.	930	33,443
TreeHouse Foods, Inc.(1)	1,842	81,324
Tyson Foods, Inc. - Class A	284,392	16,457,765
United Natural Foods, Inc.(1)	48,164	442,146
Universal Corp.	53,399	2,360,770
US Foods Holding Corp.(1)	8,563	151,651
Vector Group Ltd.	2,658	25,038
Village Super Market, Inc. - Class A	3,145	77,304
Weis Markets, Inc.	3,641	151,684

Total Consumer Staples		175,306,058

Energy – 2.02%
Abraxas Petroleum Corp.(1)	45,933	5,558
Amplify Energy Corp.	4,012	2,270
Antero Midstream Corp.	8,619	18,100
Antero Resources Corp.(1)	8,769	6,251
Apache Corp.	14,701	61,450
Apergy Corp.(1)	263,862	1,517,207
Arch Coal, Inc. - Class A	23,427	677,040
Archrock, Inc.	48,186	181,179
Ardmore Shipping Corp.	9,491	49,828
Baker Hughes a GE Co. - Class A	471,890	4,954,845
Berry Petroleum Corp.	24,614	59,320
Bonanza Creek Energy, Inc.(1)	7,098	79,853
Brigham Minerals, Inc. - Class A	3,826	31,641
Cabot Oil & Gas Corp.	5,875	100,991
California Resources Corp.(1)	17,470	17,470
Callon Petroleum Co.(1)	1,240,397	679,614
Centennial Resource Development, Inc. - Class A(1)	6,306	1,658
Chaparral Energy, Inc. - Class A(1)	8,887	4,177
Cheniere Energy, Inc.(1)	3,756	125,826
Chesapeake Energy Corp.(1)	43,541	7,520
Cimarex Energy Co.	142,018	2,390,163
Clean Energy Fuels Corp.(1)	49,471	88,058
CNX Resources Corp.(1)	69,360	368,995
Comstock Resources, Inc.(1)	6,053	32,626
Concho Resources, Inc.	7,661	328,274
ConocoPhillips	138,774	4,274,239
CONSOL Energy, Inc.(1)	9,347	34,490
Continental Resources, Inc.	3,657	27,939
Covia Holdings Corp.(1)	11,907	6,804
CVR Energy, Inc.	7,031	116,222
Delek US Holdings, Inc.	111,198	1,752,480
Denbury Resources, Inc.(1)	179,410	33,119
Devon Energy Corp.	15,588	107,713
DHT Holdings, Inc.	41,005	314,508
Diamond Offshore Drilling, Inc.(1)	23,295	42,630
Diamond S Shipping, Inc.(1)	10,056	118,761
Diamondback Energy, Inc.	5,066	132,729
Dorian LPG Ltd.(1)	7,937	69,131

Dril-Quip, Inc.(1)	13,469	410,805
Earthstone Energy, Inc. - Class A(1)	6,028	10,609
Energy Fuels, Inc.(1)	40,542	47,840
EQT Corp.	10,172	71,916
Equitrans Midstream Corp.	7,436	37,403
Era Group, Inc.(1)	7,135	38,030
Evolution Petroleum Corp.	4,822	12,585
Exterran Corp.(1)	10,636	51,053
Extraction Oil & Gas, Inc.(1)	24,959	10,533
Falcon Minerals Corp.	12,924	27,787
Forum Energy Technologies, Inc.(1)	23,322	4,135
Frank’s International NV(1)	844,760	2,187,928
FTS International, Inc.(1)	5,482	1,222
GasLog Ltd.	4,300	15,566
Geospace Technologies Corp.(1)	5,080	32,512
Golar LNG Ltd.	32,533	256,360
Goodrich Petroleum Corp.(1)	761	3,242
Green Plains, Inc.	13,354	64,767
Gulfport Energy Corp.(1)	64,127	28,517
Hallador Energy Co.	6,001	5,694
Halliburton Co.	34,208	234,325
Helix Energy Solutions Group, Inc.(1)	52,876	86,717
Helmerich & Payne, Inc.	53,139	831,625
Hess Corp.	10,413	346,753
HighPoint Resources Corp.(1)	33,290	6,325
HollyFrontier Corp.	109,537	2,684,752
Independence Contract Drilling, Inc.(1)	664	930
International Seaways, Inc.	9,395	224,447
KLX Energy Services Holdings, Inc.(1)	6,106	4,274
Kosmos Energy Ltd.	12,324	11,037
Laredo Petroleum, Inc.(1)	227,734	86,493
Liberty Oilfield Services, Inc. - Class A	15,198	40,883
Magnolia Oil & Gas Corp. - Class A(1)	1,249,416	4,997,664
Mammoth Energy Services, Inc.	3,754	2,811
Marathon Oil Corp.	32,361	106,468
Marathon Petroleum Corp.	316,857	7,484,162
Matador Resources Co.(1)	689,207	1,709,233
Matrix Service Co.(1)	9,907	93,819
Montage Resources Corp.(1)	9,338	21,011
Murphy Oil Corp.	5,205	31,907
Nabors Industries Ltd.	133,882	52,227
NACCO Industries, Inc. - Class A	1,354	37,885
National Energy Services Reunited, Inc.(1)	9,476	48,138
National Oilwell Varco, Inc.	14,705	144,550
Natural Gas Services Group, Inc.(1)	3,963	17,675
NCS Multistage Holdings, Inc.(1)	3,406	2,180
Newpark Resources, Inc.(1)	37,231	33,396
NexTier Oilfield Solutions, Inc.(1)	59,098	69,145
Nine Energy Service, Inc.(1)	4,663	3,769
Noble Corp. Plc(1)	97,557	25,365
Noble Energy, Inc.	991,427	5,988,219
Nordic American Tankers Ltd.	51,807	234,686
Northern Oil & Gas, Inc.(1)	114,960	76,230
Oasis Petroleum, Inc.(1)	120,359	42,126
Oceaneering International, Inc.(1)	37,496	110,238
Oil States International, Inc.(1)	22,220	45,107
ONEOK, Inc.	10,932	238,427

Overseas Shipholding Group, Inc. - Class A(1)	22,350	50,735
Pacific Drilling SA(1)	8,562	3,682
Panhandle Oil & Gas, Inc. - Class A	6,998	25,823
Par Pacific Holdings, Inc.(1)	12,863	91,327
Parsley Energy, Inc. - Class A	4,390	25,155
Patterson-UTI Energy, Inc.	621,339	1,460,147
PBF Energy, Inc. - Class A	95,764	678,009
PDC Energy, Inc.(1)	95,321	591,943
Peabody Energy Corp.	24,926	72,285
Penn Virginia Corp.(1)	4,381	13,537
Pioneer Natural Resources Co.	183,030	12,839,555
Plains GP Holdings LP - Class A(1)	227,598	1,276,825
PrimeEnergy Resources Corp.(1)	41	3,034
ProPetro Holding Corp.(1)	13,477	33,693
QEP Resources, Inc.	97,047	32,462
Range Resources Corp.	9,357	21,334
Renewable Energy Group, Inc.(1)	13,736	282,000
REX American Resources Corp.(1)	2,114	98,322
RigNet, Inc.(1)	633	1,139
Ring Energy, Inc.(1)	9,995	6,584
RPC, Inc.	21,454	44,195
SandRidge Energy, Inc.(1)	8,700	7,822
Scorpio Tankers, Inc.	16,346	312,536
SEACOR Holdings, Inc.(1)	6,356	171,358
SEACOR Marine Holdings, Inc.(1)	5,890	25,798
Seadrill Ltd.(1)	16,740	7,198
Select Energy Services, Inc. - Class A(1)	21,810	70,446
SFL Corp. Ltd.	29,965	283,769
SilverBow Resources, Inc.(1)	2,052	5,068
SM Energy Co.	41,115	50,160
Smart Sand, Inc.(1)	5,753	5,983
Southwestern Energy Co.(1)	202,638	342,458
Talos Energy, Inc.(1)	7,441	42,786
Targa Resources Corp.	9,469	65,431
Teekay Corp.(1)	25,903	81,853
Teekay Tankers Ltd. - Class A(1)	8,734	194,244
TETRA Technologies, Inc.(1)	35,436	11,340
Tidewater, Inc.(1)	15,406	109,074
Transocean Ltd.(1)	25,086	29,100
U.S. Well Services, Inc.(1)	1,127	338
Unit Corp.(1)	15,722	4,088
US Silica Holdings, Inc.	25,765	46,377
Valero Energy Corp.	219,542	9,958,425
W&T Offshore, Inc.(1)	33,555	57,044
Whiting Petroleum Corp.(1)	36,292	24,330
Williams Cos, Inc.	47,241	668,460
World Fuel Services Corp.	89,206	2,246,207
WPX Energy, Inc.(1)	1,804,254	5,502,975

Total Energy		86,290,636

Financials – 21.07%
1st Constitution Bancorp	4,018	53,239
1st Source Corp.	5,857	189,943
ACNB Corp.	3,164	94,920
Affiliated Managers Group, Inc.	1,911	113,017
AG Mortgage Investment Trust, Inc.	11,132	30,502
AGNC Investment Corp.	21,421	226,634
Alerus Financial Corp.	1,198	19,791

Alleghany Corp.	40,637	22,445,847
Allegiance Bancshares, Inc.	6,935	167,203
Allstate Corp.	333,114	30,556,547
Ally Financial, Inc.	195,820	2,825,683
Amalgamated Bank - Class A	5,897	63,806
Ambac Financial Group, Inc.(1)	17,626	217,505
Amerant Bancorp, Inc. - Class A(1)	7,391	113,748
American Equity Investment Life Holding Co.	26,490	498,012
American Financial Group, Inc.	32,291	2,262,953
American International Group, Inc.	398,375	9,660,594
American National Bankshares, Inc.	4,497	107,478
American National Insurance Co.	337	27,762
Ameriprise Financial, Inc.	187,754	19,241,030
Ameris Bancorp	19,685	467,716
AMERISAFE, Inc.	5,535	356,841
Ames National Corp.	3,763	76,953
Annaly Capital Management, Inc.	344,400	1,746,108
Anworth Mortgage Asset Corp.	33,731	38,116
Aon Plc	96,966	16,003,269
Apollo Commercial Real Estate Finance, Inc.	57,186	424,320
Arch Capital Group Ltd.(1)	12,994	369,809
Ares Commercial Real Estate Corp.	10,888	76,107
Ares Management Corp. - Class A	253,825	7,850,807
Argo Group International Holdings Ltd.	12,412	459,989
Arlington Asset Investment Corp. - Class A	13,428	29,407
ARMOUR Residential REIT, Inc.	21,561	189,952
Arrow Financial Corp.	5,227	145,677
Arthur J. Gallagher & Co.	132,240	10,778,882
Artisan Partners Asset Management, Inc. - Class A	9,125	196,096
Assetmark Financial Holdings, Inc.(1)	2,955	60,252
Associated Banc-Corp.	120,049	1,535,427
Associated Capital Group, Inc. - Class A	805	24,633
Assurant, Inc.	2,354	245,028
Assured Guaranty Ltd.	77,316	1,993,980
Athene Holding Ltd. - Class A(1)	276,805	6,870,300
Atlantic Capital Bancshares, Inc.(1)	541,246	6,424,590
Atlantic Union Bankshares Corp.	30,150	660,285
Axis Capital Holdings Ltd.	34,654	1,339,377
Axos Financial, Inc.(1)	8,881	161,013
B. Riley Financial, Inc.	7,724	142,276
Banc of California, Inc.	18,253	146,024
BancFirst Corp.	7,434	248,073
Banco Latinoamericano de Comercio Exterior SA - Class E	37,830	390,027
BancorpSouth Bank	666,887	12,617,502
Bank First Corp.	269	15,064
Bank of Commerce Holdings	7,766	61,118
Bank of Hawaii Corp.	61,349	3,388,919
Bank of Marin Bancorp	5,449	163,470
Bank of NT Butterfield & Son Ltd.	459,586	7,826,750
Bank of Princeton	2,445	56,846
Bank OZK	220,916	3,689,297
Bank7 Corp.	1,964	15,594
BankFinancial Corp.	6,475	57,045
BankUnited, Inc.	1,117,477	20,896,820
Bankwell Financial Group, Inc.	2,924	44,620
Banner Corp.	9,876	326,303
Bar Harbor Bankshares	6,336	109,486

Baycom Corp.(1)	3,471	41,826
BCB Bancorp, Inc.	6,089	64,848
Berkshire Hills Bancorp, Inc.	17,549	260,778
BGC Partners, Inc. - Class A	11,544	29,091
Blackstone Mortgage Trust, Inc. - Class A	47,844	890,855
Blucora, Inc.(1)	5,288	63,720
BOK Financial Corp.	71,853	3,058,064
Boston Private Financial Holdings, Inc.	24,444	174,775
Bridge Bancorp, Inc.	6,957	147,210
Bridgewater Bancshares, Inc.(1)	9,166	89,369
Brighthouse Financial, Inc.(1)	128,916	3,115,900
Brightsphere Investment Group, Inc.	25,159	160,766
Brookline Bancorp, Inc.	338,700	3,820,536
Brown & Brown, Inc.	8,678	314,317
BRP Group, Inc. - Class A(1)	4,696	49,543
Bryn Mawr Bank Corp.	8,026	227,778
Business First Bancshares, Inc.	4,615	62,303
Byline Bancorp, Inc.	9,782	101,439
C&F Financial Corp.	1,433	57,177
Cadence BanCorp - Class A	36,806	241,079
Cambridge Bancorp	1,540	80,080
Camden National Corp.	6,117	192,380
Cannae Holdings, Inc.(1)	707,684	23,700,337
Capital Bancorp, Inc.(1)	3,343	41,854
Capital City Bank Group, Inc.	5,822	117,139
Capitol Federal Financial, Inc.	49,947	579,885
Capstar Financial Holdings, Inc.	6,689	66,154
Capstead Mortgage Corp.	33,810	142,002
Carolina Financial Corp.	9,126	236,090
Carter Bank & Trust	9,051	83,088
Cathay General Bancorp	281,291	6,455,628
CBOE Global Markets, Inc.	3,240	289,170
CBTX, Inc.	7,361	130,805
CenterState Bank Corp.	602,282	10,377,319
Central Pacific Financial Corp.	7,312	116,261
Central Valley Community Bancorp	5,005	65,265
Century Bancorp, Inc. - Class A	998	62,116
Chemung Financial Corp.	1,532	50,525
Cherry Hill Mortgage Investment Corp.	4,598	28,508
Chimera Investment Corp.	155,535	1,415,369
Cincinnati Financial Corp.	5,965	450,059
CIT Group, Inc.	65,579	1,131,894
Citizens & Northern Corp.	4,995	99,900
Citizens Financial Group, Inc.	275,942	5,190,469
Citizens, Inc. - Class A(1)	18,885	123,130
City Holding Co.	4,304	286,345
Civista Bancshares, Inc.	6,503	97,285
CNA Financial Corp.	106,310	3,299,862
CNB Financial Corporation, Inc.	5,742	108,352
CNO Financial Group, Inc.	283,672	3,514,696
Coastal Financial Corp.(1)	1,752	18,414
Codorus Valley Bancorp, Inc.	3,922	63,144
Colony Bankcorp, Inc.	3,708	46,350
Colony Credit Real Estate, Inc.	29,898	117,798
Columbia Banking System, Inc.	21,199	568,133
Columbia Financial, Inc.(1)	20,127	289,829
Comerica, Inc.	5,267	154,534

Commerce Bancshares, Inc.	3,922	197,473
Community Bank System, Inc.	15,013	882,764
Community Bankers Trust Corp.	9,176	44,504
Community Financial Corp.	1,367	30,211
Community Trust Bancorp, Inc.	6,078	193,220
ConnectOne Bancorp, Inc.	13,433	180,540
Cowen, Inc. - Class A	5,734	55,390
Crawford & Co. - Class A	1,546	11,131
Credit Acceptance Corp.(1)	41	10,483
CrossFirst Bankshares, Inc.(1)	17,249	144,892
Cullen/Frost Bankers, Inc.	53,372	2,977,624
Customers Bancorp, Inc.(1)	10,851	118,601
CVB Financial Corp.	818,780	16,416,539
Diamond Hill Investment Group, Inc.	245	22,109
Dime Community Bancshares, Inc.	11,519	157,926
Discover Financial Services	387,218	13,812,066
Donegal Group, Inc. - Class A	4,267	64,858
Donnelley Financial Solutions, Inc.(1)	11,356	59,846
Dynex Capital, Inc.	8,065	84,199
E*TRADE Financial Corp.	7,081	243,020
Eagle Bancorp, Inc.	9,152	276,482
East West Bancorp, Inc.	214,859	5,530,471
Eaton Vance Corp.	4,208	135,708
Element Fleet Management Corp.	585,057	3,724,942
Elevate Credit, Inc.(1)	1,734	1,803
Ellington Financial, Inc.	14,695	83,908
Employers Holdings, Inc.	8,980	363,780
Encore Capital Group, Inc.(1)	119,334	2,790,029
Enova International, Inc.(1)	4,057	58,786
Enstar Group Ltd.(1)	169,105	26,896,150
Enterprise Bancorp, Inc.	3,433	92,657
Enterprise Financial Services Corp.	9,536	266,150
Equitable Holdings, Inc.	15,985	230,983
Equity Bancshares, Inc. - Class A(1)	6,191	106,795
Erie Indemnity Co. - Class A	326	48,326
Esquire Financial Holdings, Inc.(1)	2,265	34,088
ESSA Bancorp, Inc.	3,689	50,355
Essent Group Ltd.	174,397	4,593,617
Evans Bancorp, Inc.	2,105	51,173
Evercore, Inc. - Class A	890	40,993
Everest Re Group Ltd.	55,654	10,708,943
Exantas Capital Corp.	11,839	32,676
EZCORP, Inc. - Class A(1)	19,174	79,956
Farmers & Merchants Bancorp, Inc.	3,938	102,034
Farmers National Banc Corp.	10,611	123,406
FB Financial Corp.	3,656	72,096
FBL Financial Group, Inc. - Class A	3,883	181,220
Federal Agricultural Mortgage Corp. - Class C	2,451	136,349
FedNat Holding Co.	2,302	26,427
Ferroglobe Representation & Warranty Insurance Trust(1)(3)(5)	11,189	—
FGL Holdings	55,018	539,176
Fidelity D&D Bancorp, Inc.	710	36,224
Fidelity National Financial, Inc.	10,455	260,120
Fifth Third Bancorp	911,396	13,534,231
Financial Institutions, Inc.	6,134	111,271
First American Financial Corp.	82,976	3,519,012
First Bancorp NC	11,654	268,974

First BanCorp PR	62,192	330,861
First Bancorp, Inc.	4,159	91,498
First Bancshares, Inc.	6,711	127,979
First Bank/Hamilton NJ	7,962	55,256
First Busey Corp.	20,040	342,884
First Business Financial Services, Inc.	3,647	56,529
First Capital, Inc.	1,320	79,068
First Choice Bancorp	4,196	62,982
First Citizens BancShares, Inc. - Class A	261	86,879
First Commonwealth Financial Corp.	27,814	254,220
First Community Bankshares, Inc.	7,169	167,038
First Defiance Financial Corp.	13,211	194,730
First Financial Bancorp	28,604	426,486
First Financial Corp.	4,885	164,722
First Financial Northwest, Inc.	3,942	39,578
First Foundation, Inc.	11,034	112,767
First Guaranty Bancshares, Inc.	2,179	31,443
First Hawaiian, Inc.	257,374	4,254,392
First Horizon National Corp.	12,103	97,550
First Internet Bancorp	3,869	63,529
First Interstate BancSystem, Inc. - Class A	412,426	11,894,366
First Merchants Corp.	20,468	542,197
First Mid Bancshares, Inc.	5,831	138,428
First Midwest Bancorp, Inc.	30,818	407,876
First Northwest Bancorp	4,359	47,382
First of Long Island Corp.	9,763	169,388
First Republic Bank	93,942	7,729,548
Flagstar Bancorp, Inc.	13,174	261,240
Flushing Financial Corp.	10,937	146,118
FNB Corp.	891,110	6,567,481
FNCB Bancorp, Inc.	7,057	48,764
Franklin Financial Network, Inc.	4,856	99,014
Franklin Financial Services Corp.	1,989	54,598
Franklin Resources, Inc.	147,487	2,461,558
FS Bancorp, Inc.	1,556	56,016
FS KKR Capital Corp.	488,500	1,465,500
Fulton Financial Corp.	60,485	694,973
FVCBankcorp, Inc.(1)	4,955	66,001
GAIN Capital Holdings, Inc.	7,792	43,479
GAMCO Investors, Inc. - Class A	573	6,297
Genworth Financial, Inc. - Class A(1)	188,879	627,078
German American Bancorp, Inc.	9,615	263,932
Glacier Bancorp, Inc.	429,161	14,593,620
Global Indemnity Ltd.	2,739	69,845
Globe Life, Inc.	87,319	6,284,348
Granite Point Mortgage Trust, Inc.	20,394	103,398
Great Ajax Corp.	5,253	33,409
Great Southern Bancorp, Inc.	4,620	186,648
Great Western Bancorp, Inc.	16,715	342,323
Green Dot Corp. - Class A(1)	2,924	74,240
Greene County Bancorp, Inc.	455	10,629
Greenlight Capital Re Ltd. - Class A(1)	12,949	77,047
Guaranty Bancshares, Inc.	3,409	78,884
GWG Holdings, Inc.(1)	468	4,755
Hallmark Financial Services, Inc.(1)	5,745	23,210
Hancock Whitney Corp.	32,772	639,709
Hanmi Financial Corp.	213,376	2,315,130

Hanover Insurance Group, Inc.	93,072	8,430,462
HarborOne Bancorp, Inc.(1)	6,787	51,106
Hartford Financial Services Group, Inc.	212,816	7,499,636
Hawthorn Bancshares, Inc.	2,362	43,343
HBT Financial, Inc.	4,147	43,668
HCI Group, Inc.	2,664	107,226
Heartland Financial USA, Inc.	13,388	404,318
Heritage Commerce Corp.	20,690	158,692
Heritage Financial Corp.	10,723	214,460
Heritage Insurance Holdings, Inc.	9,158	98,082
Hilltop Holdings, Inc.	732,112	11,069,533
Hingham Institution for Savings	362	52,486
Home Bancorp, Inc.	3,191	77,924
Home Bancshares, Inc.	58,171	697,470
HomeStreet, Inc.	6,493	144,339
HomeTrust Bancshares, Inc.	4,859	77,355
Hope Bancorp, Inc.	35,604	292,665
Horace Mann Educators Corp.	241,825	8,848,377
Horizon Bancorp	923,819	9,108,855
Howard Bancorp, Inc.(1)	5,865	63,694
Huntington Bancshares, Inc.	1,821,730	14,956,403
IBERIABANK Corp.	201,650	7,291,664
Independence Holding Co.	2,188	55,925
Independent Bank Corp.	239,671	15,427,622
Independent Bank Corp. MI	6,466	83,217
Independent Bank Group, Inc.	10,514	248,972
Interactive Brokers Group, Inc. - Class A	2,109	91,046
International Bancshares Corp.	21,073	566,442
INTL. FCStone, Inc.(1)	6,085	220,642
Invesco Ltd.	14,735	133,794
Invesco Mortgage Capital, Inc.	286,238	976,072
Investar Holding Corp.	2,706	34,556
Investors Bancorp, Inc.	85,665	684,463
Investors Title Co.	491	62,848
James River Group Holdings Ltd.	241,630	8,756,671
Janus Henderson Group Plc	6,223	95,336
Jefferies Financial Group, Inc.	9,939	135,866
Kearny Financial Corp.	21,105	181,292
Kemper Corp.	2,006	149,186
KeyCorp	1,455,932	15,098,015
KKR Real Estate Finance Trust, Inc.	9,182	137,822
Ladder Capital Corp. - Class A	37,626	178,347
Lakeland Bancorp, Inc.	19,895	215,065
Lakeland Financial Corp.	128,819	4,734,098
Lazard Ltd. - Class A	73,917	1,741,485
LCNB Corp.	5,413	68,204
Legg Mason, Inc.	28,475	1,391,004
LendingClub Corp.(1)	25,314	198,715
Level One Bancorp, Inc.	2,040	36,720
Lincoln National Corp.	104,801	2,758,362
Live Oak Bancshares, Inc.	10,641	132,693
Loews Corp.	573,310	19,968,387
Luther Burbank Corp.	8,209	75,277
M&T Bank Corp.	5,130	530,596
Macatawa Bank Corp.	12,067	85,917
Mackinac Financial Corp.	4,162	43,493
MainStreet Bancshares, Inc.(1)	3,201	53,649

Malvern Bancorp, Inc.(1)	3,293	40,339
Markel Corp.(1)	489	453,738
Marlin Business Services Corp.	3,270	36,526
Marsh & McLennan Companies, Inc.	79,973	6,914,466
MBIA, Inc.(1)	25,999	185,633
Medallion Financial Corp.(1)	11,549	21,481
Mercantile Bank Corp.	6,543	138,515
Merchants Bancorp	3,820	57,988
Mercury General Corp.	1,050	42,756
Meridian Bancorp, Inc.	16,341	183,346
Meta Financial Group, Inc.	5,181	112,531
Metrocity Bankshares, Inc.	6,224	73,070
Metropolitan Bank Holding Corp.(1)	2,817	75,862
MFA Financial, Inc.	18,799	29,138
MGIC Investment Corp.	805,015	5,111,845
Mid Penn Bancorp, Inc.	2,595	52,549
Midland States Bancorp, Inc.	8,313	145,394
MidWestOne Financial Group, Inc.	4,742	99,297
MMA Capital Holdings, Inc.(1)	1,755	43,401
Moelis & Co. - Class A	3,607	101,357
Moody’s Corp.	12,922	2,733,003
Mr Cooper Group, Inc.(1)	345,507	2,532,566
MutualFirst Financial, Inc.	2,432	68,582
MVB Financial Corp.	4,367	55,679
Nasdaq, Inc.	183,393	17,413,165
National Bank Holdings Corp. - Class A	5,853	139,887
National Bankshares, Inc.	2,423	77,294
National General Holdings Corp.	118,554	1,962,069
National Western Life Group, Inc. - Class A	914	157,208
Navient Corp.	558,649	4,234,559
NBT Bancorp, Inc.	12,354	400,146
Nelnet, Inc. - Class A	6,608	300,069
New Residential Investment Corp.	853,111	4,274,086
New York Community Bancorp, Inc.	17,693	166,137
New York Mortgage Trust, Inc.	418,337	648,422
NI Holdings, Inc.(1)	4,433	60,111
Nicolet Bankshares, Inc.(1)	3,638	198,562
Northeast Bank	1,941	22,632
Northern Trust Corp.	7,564	570,779
Northfield Bancorp, Inc.	17,233	192,837
Northrim BanCorp, Inc.	2,733	73,791
Northwest Bancshares, Inc.	37,946	439,035
Norwood Financial Corp.	2,361	63,039
Oak Valley Bancorp	2,602	40,955
OceanFirst Financial Corp.	20,038	318,805
Ocwen Financial Corp.(1)	58,583	29,292
OFG Bancorp	14,979	167,465
Ohio Valley Banc Corp.	1,637	49,077
Old National Bancorp	50,456	665,515
Old Republic International Corp.	144,095	2,197,449
Old Second Bancorp, Inc.	11,887	82,139
On Deck Capital, Inc.(1)	21,261	32,742
OneMain Holdings, Inc. - Class A	2,512	48,029
OP Bancorp	6,541	48,796
Oportun Financial Corp.(1)	1,678	17,703
Oppenheimer Holdings, Inc. - Class A	3,859	76,254
Opus Bank	9,092	157,564

Orchid Island Capital, Inc. - Class A	23,186	68,399
Origin Bancorp, Inc.	7,801	157,970
Orrstown Financial Services, Inc.	4,617	63,576
Pacific Mercantile Bancorp(1)	8,168	38,471
Pacific Premier Bancorp, Inc.	17,459	328,928
PacWest Bancorp	336,633	6,032,463
Park National Corp.	5,069	393,557
Parke Bancorp, Inc.	4,591	61,933
PCB Bancorp	5,755	56,284
PCSB Financial Corp.	5,877	82,219
PDL Community Bancorp(1)	3,747	38,482
Peapack Gladstone Financial Corp.	7,103	127,499
PennantPark Investment Corp.	163,500	423,465
Penns Woods Bancorp, Inc.	3,095	75,209
PennyMac Mortgage Investment Trust	36,639	389,106
Peoples Bancorp of North Carolina, Inc.	1,998	40,679
Peoples Bancorp, Inc.	7,620	168,783
Peoples Financial Services Corp.	2,852	113,338
People’s United Financial, Inc.	17,057	188,480
People’s Utah Bancorp	6,107	118,293
Pinnacle Financial Partners, Inc.	2,918	109,542
Pioneer Bancorp, Inc.(1)	4,608	47,831
Piper Jaffray Cos	5,067	256,238
PJT Partners, Inc. - Class A	3,610	156,638
Popular, Inc.	44,144	1,545,040
PRA Group, Inc.(1)	55,172	1,529,368
Preferred Bank Los Angeles	3,908	132,169
Premier Financial Bancorp, Inc.	5,421	67,220
Primerica, Inc.	486	43,001
Principal Financial Group, Inc.	83,444	2,615,135
ProAssurance Corp.	15,179	379,475
Professional Holding Corp. - Class A(1)	1,678	26,764
ProSight Global, Inc.(1)	2,616	25,506
Prospect Capital Corp.	295,600	1,256,300
Prosperity Bancshares, Inc.	78,944	3,809,048
Protective Insurance Corp. - Class B	3,919	53,886
Provident Bancorp, Inc.(1)	4,379	37,747
Provident Financial Holdings, Inc.	2,804	42,705
Provident Financial Services, Inc.	22,604	290,687
Prudential Bancorp, Inc.	3,243	47,996
QCR Holdings, Inc.	6,178	167,238
Radian Group, Inc.	408,722	5,292,950
Raymond James Financial, Inc.	177,020	11,187,664
RBB Bancorp	6,869	94,243
Ready Capital Corp.	12,278	88,647
Red River Bancshares, Inc.	2,061	76,710
Redwood Trust, Inc.	40,819	206,544
Regional Management Corp.(1)	1,762	24,069
Regions Financial Corp.	808,354	7,250,935
Reinsurance Group of America, Inc. - Class A	301,498	25,368,042
Reliant Bancorp, Inc.	4,419	49,802
RenaissanceRe Holdings Ltd.	32,279	4,819,900
Renasant Corp.	21,276	464,668
Republic Bancorp, Inc. - Class A	3,960	130,799
Republic First Bancorp, Inc.(1)	19,802	43,366
Richmond Mutual Bancorporation, Inc.(1)	4,912	50,102
Riverview Bancorp, Inc.	10,406	52,134

S&T Bancorp, Inc.	14,072	384,447
Safety Insurance Group, Inc.	5,581	471,204
Sandy Spring Bancorp, Inc.	73,721	1,669,043
Santander Consumer USA Holdings, Inc.	142,884	1,987,516
SB One Bancorp	3,668	62,356
Sculptor Capital Management, Inc. - Class A	3,295	44,614
Seacoast Banking Corp. of Florida(1)	12,440	227,776
SEI Investments Co.	2,584	119,743
Select Bancorp, Inc.(1)	7,174	54,738
Selective Insurance Group, Inc.	266,925	13,266,173
ServisFirst Bancshares, Inc.	3,920	114,934
Shore Bancshares, Inc.	5,731	62,181
Sierra Bancorp	6,323	111,158
Signature Bank	48,502	3,899,076
Silvergate Capital Corp. - Class A(1)	1,819	17,353
Simmons First National Corp. - Class A	35,942	661,333
SLM Corp.	873,941	6,283,636
SmartFinancial, Inc.	5,294	80,522
South Plains Financial, Inc.	4,572	70,820
South State Corp.	166,496	9,778,310
Southern First Bancshares, Inc.(1)	3,211	91,096
Southern Missouri Bancorp, Inc.	3,076	74,655
Southern National Bancorp of Virginia, Inc.	8,148	80,176
Southside Bancshares, Inc.	11,873	360,820
Spirit of Texas Bancshares, Inc.(1)	5,858	60,572
Starwood Property Trust, Inc.	10,417	106,774
State Auto Financial Corp.	6,236	173,298
State Street Corp.	100,627	5,360,400
Sterling Bancorp	1,341,848	14,022,312
Sterling Bancorp, Inc.	7,169	30,827
Stewart Information Services Corp.	6,593	175,835
Stifel Financial Corp.	24,902	1,027,955
Stock Yards Bancorp, Inc.	6,485	187,611
Summit Financial Group, Inc.	4,690	99,475
SVB Financial Group(1)	30,640	4,629,091
Synchrony Financial	260,224	4,187,004
Synovus Financial Corp.	5,061	88,871
T Rowe Price Group, Inc.	6,437	628,573
TCF Financial Corp.	901,771	20,434,131
TD Ameritrade Holding Corp.	195,859	6,788,473
Territorial Bancorp, Inc.	3,138	77,038
Texas Capital Bancshares, Inc.(1)	1,982	43,941
TFS Financial Corp.	2,089	31,899
The Bancorp, Inc.(1)	19,523	118,505
The Progressive Corp.	111,878	8,261,072
Third Point Reinsurance Ltd.(1)	396,680	2,939,399
Timberland Bancorp, Inc.	3,181	58,181
Tiptree, Inc.	9,594	50,081
TMX Group Ltd.	48,346	3,599,240
Tompkins Financial Corp.	5,498	394,756
Towne Bank/Portsmouth VA	25,499	461,277
TPG RE Finance Trust, Inc.	18,271	100,308
Travelers Companies, Inc.	46,855	4,655,044
TriCo Bancshares	10,319	307,713
TriState Capital Holdings, Inc.(1)	7,853	75,939
Triumph Bancorp, Inc.(1)	4,385	114,010
Truist Financial Corp.	503,201	15,518,719

TrustCo Bank Corp. NY	27,709	149,906
Trustmark Corp.	24,340	567,122
Two Harbors Investment Corp.	377,656	1,438,869
UMB Financial Corp.	111,756	5,183,243
Umpqua Holdings Corp.	220,705	2,405,685
Union Bankshares, Inc.	1,575	35,438
United Bankshares, Inc.	36,670	846,344
United Community Banks, Inc.	19,797	362,483
United Fire Group, Inc.	7,418	241,901
United Insurance Holdings Corp.	8,202	75,786
United Security Bancshares	6,193	39,635
Unity Bancorp, Inc.	3,036	35,521
Universal Insurance Holdings, Inc.	88,027	1,577,444
Univest Financial Corp.	11,764	191,988
Unum Group	105,472	1,583,135
Valley National Bancorp	145,234	1,061,661
Value Line, Inc.	17	550
Velocity Financial, Inc.(1)	2,393	18,019
Veritex Holdings, Inc.	12,829	179,221
Virtu Financial, Inc. - Class A	1,283	26,712
Virtus Investment Partners, Inc.	2,152	163,789
Voya Financial, Inc.	75,074	3,044,251
Waddell & Reed Financial, Inc. - Class A	25,968	295,516
Walker & Dunlop, Inc.	9,297	374,390
Washington Federal, Inc.	29,167	757,175
Washington Trust Bancorp, Inc.	6,131	224,149
Waterstone Financial, Inc.	8,898	129,377
Watford Holdings Ltd.(1)	7,073	103,619
Webster Financial Corp.	3,577	81,913
WesBanco, Inc.	24,472	579,986
West Bancorporation, Inc.	5,722	93,555
Westamerica Bancorporation	6,380	375,016
Western Alliance Bancorp	3,380	103,462
Western Asset Mortgage Capital Corp.	19,317	44,236
Western New England Bancorp, Inc.	9,991	67,539
Westwood Holdings Group, Inc.	3,451	63,188
White Mountains Insurance Group Ltd.	122	111,020
Willis Towers Watson Plc	58,214	9,887,648
Wintrust Financial Corp.	92,558	3,041,456
WisdomTree Investments, Inc.	32,226	75,087
World Acceptance Corp.(1)	868	47,401
WR Berkley Corp.	5,590	291,630
WSFS Financial Corp.	19,125	476,595
Zions Bancorp N.A.	143,506	3,840,221

Total Financials		898,483,813

Healthcare – 7.44%
1Life Healthcare, Inc.(1)	4,072	73,907
89bio, Inc.(1)	214	5,404
Abeona Therapeutics, Inc.(1)	20,936	43,966
Acadia Healthcare Co., Inc.(1)	3,587	65,821
Acceleron Pharma, Inc.(1)	2,904	260,982
AcelRx Pharmaceuticals, Inc.(1)	23,036	27,182
Aclaris Therapeutics, Inc.(1)	8,952	9,310
Acorda Therapeutics, Inc.(1)	18,017	16,803
Adamas Pharmaceuticals, Inc.(1)	9,104	26,311
Adaptive Biotechnologies Corp.(1)	674	18,724
ADMA Biologics, Inc.(1)	2,070	5,962

Aduro Biotech, Inc.(1)	2,076	5,688
Aeglea BioTherapeutics, Inc.(1)	9,000	41,940
Affimed NV(1)	4,104	6,484
Agilent Technologies, Inc.	102,181	7,318,203
Agios Pharmaceuticals, Inc.(1)	2,142	75,998
Akebia Therapeutics, Inc.(1)	43,894	332,717
Akero Therapeutics, Inc.(1)	572	12,126
Akorn, Inc.(1)	34,554	19,392
Aldeyra Therapeutics, Inc.(1)	1,834	4,530
Alexion Pharmaceuticals, Inc.(1)	48,500	4,354,815
Alkermes Plc(1)	6,149	88,669
Allscripts Healthcare Solutions, Inc.(1)	772,111	5,435,661
Alnylam Pharmaceuticals, Inc.(1)	714	77,719
Alphatec Holdings, Inc.(1)	1,138	3,926
AMAG Pharmaceuticals, Inc.(1)	12,467	77,046
American Renal Associates Holdings, Inc.(1)	4,000	26,440
AmerisourceBergen Corp. - Class A	136,674	12,095,649
AMN Healthcare Services, Inc.(1)	191,550	11,073,505
AnaptysBio, Inc.(1)	1,595	22,537
AngioDynamics, Inc.(1)	13,612	141,973
Anika Therapeutics, Inc.(1)	4,994	144,377
Applied Therapeutics, Inc.(1)	672	21,968
Aprea Therapeutics, Inc.(1)	437	15,190
Apyx Medical Corp.(1)	10,612	38,097
Arcus Biosciences, Inc.(1)	12,039	167,101
Arcutis Biotherapeutics, Inc.(1)	996	29,681
Ardelyx, Inc.(1)	23,238	132,108
Arena Pharmaceuticals, Inc.(1)	3,759	157,878
Assembly Biosciences, Inc.(1)	9,518	141,152
Assertio Therapeutics, Inc.(1)	18,455	11,996
Atreca, Inc. - Class A(1)	1,533	25,371
Avanos Medical, Inc.(1)	17,555	472,756
Avantor, Inc.(1)	335,437	4,189,608
Avid Bioservices, Inc.(1)	1,453	7,425
Beam Therapeutics, Inc.(1)	1,059	19,062
BeyondSpring, Inc.(1)	256	3,279
BioCryst Pharmaceuticals, Inc.(1)	7,108	14,216
Bio-Rad Laboratories, Inc. - Class A(1)	838	293,769
Black Diamond Therapeutics, Inc.(1)	1,039	25,923
Bluebird Bio, Inc.(1)	2,131	97,941
Boston Scientific Corp.(1)	381,301	12,441,852
Bridgebio Pharma, Inc.(1)	5,870	170,230
Brookdale Senior Living, Inc.(1)	67,575	210,834
Cabaletta Bio, Inc.(1)	368	2,686
Calithera Biosciences, Inc.(1)	17,951	79,702
Cantel Medical Corp.	603	21,648
Cara Therapeutics, Inc.(1)	2,132	28,164
Cardinal Health, Inc.	76,658	3,674,985
CareDx, Inc.(1)	781	17,049
CASI Pharmaceuticals, Inc.(1)	1,689	3,446
Castle Biosciences, Inc.(1)	777	23,162
Catalent, Inc.(1)	6,048	314,194
cbdMD, Inc.(1)	9,293	8,642
Cellular Biomedicine Group, Inc.(1)	1,009	15,962
CEL-SCI Corp.(1)	1,040	12,002
Centene Corp.(1)	414,155	24,604,949
Centogene NV(1)	130	2,600

Cerus Corp.(1)	6,735	31,318
Change Healthcare, Inc.(1)	526,564	5,260,374
Chimerix, Inc.(1)	18,390	26,482
Coherus Biosciences, Inc.(1)	13,423	217,721
Community Health Systems, Inc.(1)	32,307	107,905
Computer Programs & Systems, Inc.	4,637	103,173
Concert Pharmaceuticals, Inc.(1)	10,086	89,160
Constellation Pharmaceuticals, Inc.(1)	860	27,030
Cortexyme, Inc.(1)	191	8,712
Covetrus, Inc.(1)	4,017	32,698
Cross Country Healthcare, Inc.(1)	11,466	77,281
Cyclerion Therapeutics, Inc.(1)	497	1,317
Cytokinetics, Inc.(1)	1,570	18,510
DaVita, Inc.(1)	133,552	10,157,965
Dentsply Sirona, Inc.	8,750	339,763
Dynavax Technologies Corp. - Class A(1)	2,935	10,361
Elanco Animal Health, Inc.(1)	15,587	348,993
ElectroCore, Inc.(1)	3,781	3,592
Eloxx Pharmaceuticals, Inc.(1)	775	1,519
Emergent BioSolutions, Inc.(1)	30,500	1,764,730
Encompass Health Corp.	1,877	120,184
Endo International Plc(1)	79,099	292,666
Enochian Biosciences, Inc.(1)	2,626	7,878
Envista Holdings Corp.(1)	487,362	7,281,188
Enzo Biochem, Inc.(1)	17,080	43,212
Epizyme, Inc.(1)	7,644	118,558
Evelo Biosciences, Inc.(1)	3,180	11,941
Evofem Biosciences, Inc.(1)	484	2,575
Evolent Health, Inc. - Class A(1)	21,249	115,382
Exagen, Inc.(1)	213	3,395
Exelixis, Inc.(1)	6,812	117,303
EyePoint Pharmaceuticals, Inc.(1)	6,056	6,177
FibroGen, Inc.(1)	3,046	105,848
Five Prime Therapeutics, Inc.(1)	14,127	32,068
Five Star Senior Living, Inc.(1)	15,485	43,048
Frequency Therapeutics, Inc.(1)	411	7,320
Fulcrum Therapeutics, Inc.(1)	787	9,397
G1 Therapeutics, Inc.(1)	5,036	55,497
Genomma Lab Internacional SAB de CV - Class B(1)	970,146	777,016
Geron Corp.(1)	69,658	82,893
Gossamer Bio, Inc.(1)	7,475	75,871
Gritstone Oncology, Inc.(1)	7,643	44,482
Hanger, Inc.(1)	11,305	176,132
Harpoon Therapeutics, Inc.(1)	1,938	22,442
HCA Healthcare, Inc.	71,700	6,442,245
Health Catalyst, Inc.(1)	1,013	26,490
HealthStream, Inc.(1)	6,137	146,981
Henry Schein, Inc.(1)	4,982	251,691
Hill-Rom Holdings, Inc.	1,233	124,040
HMS Holdings Corp.(1)	56,465	1,426,871
Hologic, Inc.(1)	259,130	9,095,463
Hookipa Pharma Inc.(1)	257	2,120
Horizon Therapeutics Plc(1)	6,417	190,072
Humana, Inc.	44,120	13,854,562
ICON Plc(1)	65,755	8,942,680
ICU Medical, Inc.(1)	53,491	10,792,879
IGM Biosciences, Inc.(1)	490	27,514

ImmunoGen, Inc.(1)	27,520	93,843
Immunomedics, Inc.(1)	6,550	88,294
Innoviva, Inc.(1)	35,400	416,304
Integer Holdings Corp.(1)	157,141	9,877,883
Integra LifeSciences Holdings Corp.(1)	2,712	121,145
Intellia Therapeutics, Inc.(1)	3,883	47,489
Intra-Cellular Therapies, Inc.(1)	9,966	153,177
Invacare Corp.	12,398	92,117
IQVIA Holdings, Inc.(1)	219,527	23,678,182
Jazz Pharmaceuticals Plc(1)	110,424	11,013,690
Jounce Therapeutics, Inc.(1)	6,128	29,108
Kala Pharmaceuticals, Inc.(1)	4,435	38,984
Karuna Therapeutics, Inc.(1)	806	58,032
Kezar Life Sciences, Inc.(1)	10,858	47,341
Kiniksa Pharmaceuticals Ltd. - Class A(1)	196	3,034
Laboratory Corp. of America Holdings(1)	110,609	13,979,872
Lannett Co., Inc.(1)	69,713	484,505
LeMaitre Vascular, Inc.	725	18,067
Ligand Pharmaceuticals, Inc.(1)	5,350	389,052
Lineage Cell Therapeutics, Inc.(1)	40,296	33,369
LivaNova Plc(1)	3,785	171,271
Livongo Health, Inc.(1)	2,605	74,321
Luminex Corp.	15,650	430,844
MacroGenics, Inc.(1)	9,522	55,418
Magellan Health, Inc.(1)	3,502	168,481
Mallinckrodt Plc(1)	164,886	326,474
McKesson Corp.	89,425	12,095,625
MEDNAX, Inc.(1)	3,360	39,110
Menlo Therapeutics, Inc.(1)	17,173	46,024
Meridian Bioscience, Inc.(1)	14,134	118,726
Mersana Therapeutics, Inc.(1)	13,393	78,081
Minerva Neurosciences, Inc.(1)	1,354	8,151
Mirum Pharmaceuticals, Inc.(1)	319	4,466
Moderna, Inc.(1)	767	22,972
Molecular Templates, Inc.(1)	2,704	35,936
Molina Healthcare, Inc.(1)	37,480	5,236,331
Morphic Holding, Inc.(1)	675	9,909
Mylan NV(1)	20,278	302,345
Myriad Genetics, Inc.(1)	23,359	334,267
NanoString Technologies, Inc.(1)	1,328	31,938
National HealthCare Corp.	4,565	327,447
Natus Medical, Inc.(1)	229,850	5,316,430
Nektar Therapeutics - Class A(1)	5,527	98,657
Neon Therapeutics, Inc.(1)	4,111	10,853
NextCure, Inc.(1)	220	8,155
NGM Biopharmaceuticals, Inc.(1)	407	5,018
Novavax, Inc.(1)	7,449	101,157
OPKO Health, Inc.(1)	142,130	190,454
Option Care Health, Inc.(1)	9,937	94,103
OraSure Technologies, Inc.(1)	22,544	242,573
Orthofix Medical, Inc.(1)	1,563	43,780
Osmotica Pharmaceuticals Plc(1)	2,688	8,548
Owens & Minor, Inc.	22,621	206,982
Oyster Point Pharma, Inc.(1)	530	18,550
Pacific Biosciences of California, Inc.(1)	5,697	17,433
Patterson Cos, Inc.	31,263	478,011
PDL BioPharma, Inc.(1)	42,652	120,279

PerkinElmer, Inc.	3,356	252,640
Perrigo Co. Plc	4,881	234,727
Personalis, Inc.(1)	1,139	9,192
Phathom Pharmaceuticals, Inc.(1)	891	23,006
Phibro Animal Health Corp. - Class A	377	9,112
Phreesia, Inc.(1)	1,537	32,323
PolarityTE, Inc.(1)	6,123	6,613
PPD, Inc.(1)	189,506	3,375,102
Precigen, Inc.(1)	19,522	66,375
Premier, Inc. - Class A(1)	184,739	6,044,660
Prestige Consumer Healthcare, Inc.(1)	146,467	5,372,410
Prevail Therapeutics, Inc.(1)	909	11,081
Principia Biopharma, Inc.(1)	481	28,562
Progyny, Inc.(1)	2,535	53,717
Protagonist Therapeutics, Inc.(1)	2,008	14,176
Prothena Corp. Plc(1)	15,025	160,767
QIAGEN NV(1)	8,656	360,090
Quest Diagnostics, Inc.	5,191	416,837
RAPT Therapeutics, Inc.(1)	63	1,340
Reata Pharmaceuticals, Inc. - Class A(1)	4,858	701,204
resTORbio, Inc.(1)	3,995	4,115
Revance Therapeutics, Inc.(1)	3,282	48,574
REVOLUTION Medicines, Inc.(1)	1,205	26,402
Rigel Pharmaceuticals, Inc.(1)	5,435	8,479
Rockwell Medical, Inc.(1)	1,764	3,616
RTI Surgical Holdings, Inc.(1)	21,496	36,758
Sangamo Therapeutics, Inc.(1)	12,667	80,689
Satsuma Pharmaceuticals, Inc.(1)	343	7,381
Schrodinger, Inc./United States(1)	972	41,913
SeaSpine Holdings Corp.(1)	7,912	64,641
Sientra, Inc.(1)	1,527	3,039
Solid Biosciences, Inc.(1)	4,935	11,795
Spectrum Pharmaceuticals, Inc.(1)	2,382	5,550
Spero Therapeutics, Inc.(1)	4,950	39,996
SpringWorks Therapeutics, Inc.(1)	944	25,488
STERIS Plc	3,070	429,708
Stoke Therapeutics, Inc.(1)	1,381	31,625
Strongbridge Biopharma Plc(1)	14,200	26,838
Surgery Partners, Inc.(1)	7,901	51,594
Sutro Biopharma, Inc.(1)	3,028	30,886
Syneos Health, Inc. - Class A(1)	21,429	844,731
Synlogic, Inc.(1)	4,444	7,644
TCR2 Therapeutics, Inc.(1)	3,984	30,836
Tenet Healthcare Corp.(1)	2,667	38,405
TG Therapeutics, Inc.(1)	3,584	35,267
The Cooper Companies, Inc.	42,252	11,647,609
TherapeuticsMD, Inc.(1)	7,631	8,089
Tivity Health, Inc.(1)	17,185	108,094
TransEnterix, Inc.(1)	1,263	444
TransMedics Group, Inc.(1)	672	8,118
Triple-S Management Corp. - Class B(1)	8,150	114,915
Turning Point Therapeutics, Inc.(1)	564	25,188
United Therapeutics Corp.(1)	14,575	1,382,074
UNITY Biotechnology, Inc.(1)	2,611	15,144
Universal Health Services, Inc. - Class B	131,504	13,029,416
Utah Medical Products, Inc.	251	23,607
Varex Imaging Corp.(1)	7,984	181,317

VBI Vaccines, Inc.(1)	7,076	6,722
Verrica Pharmaceuticals, Inc.(1)	2,786	30,451
Viela Bio, Inc.(1)	373	14,174
Viking Therapeutics, Inc.(1)	21,829	102,160
Vir Biotechnology, Inc.(1)	771	26,422
WaVe Life Sciences Ltd.(1)	2,479	23,228
West Pharmaceutical Services, Inc.	33,375	5,081,344
Xeris Pharmaceuticals, Inc.(1)	522	1,018
Zimmer Biomet Holdings, Inc.	95,582	9,661,429

Total Healthcare		317,058,555

Industrials – 15.70%
AAR Corp.	12,503	222,053
ABM Industries, Inc.	225,574	5,494,983
Acacia Research Corp.(1)	2,169	4,815
ACCO Brands Corp.	35,655	180,058
Acuity Brands, Inc.	19,132	1,638,847
ADT, Inc.	3,816	16,485
Advanced Disposal Services, Inc.(1)	1,708	56,022
AECOM(1)	5,882	175,578
Aegion Corp. - Class A(1)	11,130	199,561
Aerojet Rocketdyne Holdings, Inc.(1)	8,117	339,534
AGCO Corp.	98,884	4,672,269
Air Lease Corp. - Class A	110,227	2,440,426
Alamo Group, Inc.	548	48,651
Alaska Air Group, Inc.	134,513	3,829,585
Allegion Plc	79,180	7,286,144
Allison Transmission Holdings, Inc.	499,190	16,278,586
Altra Industrial Motion Corp.	331,434	5,796,781
AMERCO	342	99,368
Ameresco, Inc. - Class A(1)	8,288	141,145
American Airlines Group, Inc.	126,040	1,536,428
American Superconductor Corp.(1)	5,991	32,831
AMETEK, Inc.	408,909	29,449,626
AO Smith Corp.	4,420	167,120
Apogee Enterprises, Inc.	1,466	30,522
ArcBest Corp.	9,364	164,057
Arconic, Inc.	155,400	2,495,724
Arcosa, Inc.	135,896	5,400,507
Argan, Inc.	866	29,938
Armstrong Flooring, Inc.(1)	5,008	7,161
ASGN, Inc.(1)	2,417	85,368
Astec Industries, Inc.	8,334	291,440
Atlas Air Worldwide Holdings, Inc.(1)	70,420	1,807,681
Avis Budget Group, Inc.(1)	86,600	1,203,740
AZZ, Inc.	6,623	186,239
Barnes Group, Inc.	15,397	644,057
Beacon Roofing Supply, Inc.(1)	16,356	270,528
BG Staffing, Inc.	2,355	17,615
Bloom Energy Corp. - Class A(1)	20,535	107,398
Blue Bird Corp.(1)	2,269	24,800
BlueLinx Holdings, Inc.(1)	3,478	17,216
BMC Stock Holdings, Inc.(1)	457,541	8,112,202
Brady Corp. - Class A	3,347	151,050
Briggs & Stratton Corp.	15,617	28,267
BrightView Holdings, Inc.(1)	194,851	2,155,052
Brink’s Co.	429,193	22,339,496
Builders FirstSource, Inc.(1)	3,164	38,696

BWX Technologies, Inc.	993	48,369
Caesarstone Ltd.	8,437	89,179
CAI International, Inc.(1)	5,932	83,878
Carlisle Companies, Inc.	309	38,712
Casella Waste Systems, Inc. - Class A(1)	250,010	9,765,391
CBIZ, Inc.(1)	19,220	402,082
CECO Environmental Corp.(1)	10,136	47,335
CH Robinson Worldwide, Inc.	1,256	83,147
Charah Solutions, Inc.(1)	2,661	4,550
CIRCOR International, Inc.(1)	7,139	83,027
Clean Harbors, Inc.(1)	2,002	102,783
Colfax Corp.(1)	324,207	6,419,299
Columbus McKinnon Corp.	3,095	77,375
Commercial Vehicle Group, Inc.(1)	9,244	13,958
CompX International, Inc.	983	14,942
Concrete Pumping Holdings, Inc.(1)	9,678	27,679
Construction Partners, Inc. - Class A(1)	156,013	2,635,060
Copa Holdings SA - Class A	1,290	58,424
CoreLogic, Inc.	2,951	90,124
Cornerstone Building Brands, Inc.(1)	17,196	78,414
Costamare, Inc.	19,175	86,671
Covenant Transportation Group, Inc. - Class A(1)	4,776	41,408
CRA International, Inc.	2,044	68,290
Crane Co.	20,070	987,043
Cubic Corp.	9,848	406,821
Cummins, Inc.	121,557	16,449,093
Curtiss-Wright Corp.	68,412	6,321,953
Daseke, Inc.(1)	16,485	23,079
Deluxe Corp.	74,611	1,934,663
Dover Corp.	204,087	17,131,063
Ducommun, Inc.(1)	3,334	82,850
DXP Enterprises, Inc.(1)	5,839	71,586
Dycom Industries, Inc.(1)	2,347	60,201
Eagle Bulk Shipping, Inc.(1)	16,500	30,525
Eastern Co.	1,903	37,108
Eaton Corp. Plc	169,908	13,200,153
Echo Global Logistics, Inc.(1)	9,925	169,519
EMCOR Group, Inc.	5,344	327,694
Encore Wire Corp.	7,579	318,242
Enerpac Tool Group Corp. - Class A	697,651	11,546,124
EnerSys	66,574	3,296,744
Ennis, Inc.	9,628	180,814
EnPro Industries, Inc.	6,958	275,398
Equifax, Inc.	726	86,721
ESCO Technologies, Inc.	172,167	13,069,197
Expeditors International of Washington, Inc.	114,024	7,607,681
Fastenal Co.	2,164	67,625
Federal Signal Corp.	1,530	41,738
Flowserve Corp.	4,036	96,420
Fluor Corp.	4,952	34,218
Fortive Corp.	8,995	496,434
Fortune Brands Home & Security, Inc.	321,695	13,913,309
Forward Air Corp.	158,020	8,003,713
Foundation Building Materials, Inc.(1)	5,353	55,082
Franklin Electric Co., Inc.	970	45,716
FTI Consulting, Inc.(1)	12,562	1,504,551
Gates Industrial Corp. Plc(1)	1,625	11,992

GATX Corp.	12,983	812,216
Genco Shipping & Trading Ltd.	5,600	35,952
Gencor Industries, Inc.(1)	3,505	36,802
General Finance Corp.(1)	2,046	12,767
Gibraltar Industries, Inc.(1)	241,575	10,368,399
GMS, Inc.(1)	107,015	1,683,346
Gorman-Rupp Co.	5,330	166,349
GP Strategies Corp.(1)	4,806	31,287
GrafTech International Ltd.	2,020	16,402
Graham Corp.	3,304	42,622
Granite Construction, Inc.	14,649	222,372
Great Lakes Dredge & Dock Corp.(1)	2,917	24,211
Greenbrier Cos, Inc.	11,946	211,922
Griffon Corp.	13,325	168,561
H&E Equipment Services, Inc.	2,915	42,792
Hawaiian Holdings, Inc.	17,176	179,317
HD Supply Holdings, Inc.(1)	433,988	12,338,279
Heartland Express, Inc.	16,535	307,055
Heidrick & Struggles International, Inc.	6,263	140,917
Herc Holdings, Inc.(1)	8,130	166,340
Heritage-Crystal Clean, Inc.(1)	1,700	27,608
Herman Miller, Inc.	85,300	1,893,660
Hertz Global Holdings, Inc.(1)	37,983	234,735
Hexcel Corp.	190	7,066
Hillenbrand, Inc.	12,160	232,378
HNI Corp.	3,815	96,100
Hub Group, Inc. - Class A(1)	121,680	5,532,790
Hubbell, Inc. - Class B	116,772	13,398,419
Huntington Ingalls Industries, Inc.	82,966	15,117,235
Hurco Cos, Inc.	2,669	77,668
Huron Consulting Group, Inc.(1)	7,337	332,806
Hyster-Yale Materials Handling, Inc.	3,779	151,500
IAA, Inc.(1)	329,930	9,884,703
ICF International, Inc.	150,328	10,327,534
IDEX Corp.	1,474	203,574
IES Holdings, Inc.(1)	1,384	24,428
IHS Markit Ltd.	5,658	339,480
Ingersoll Rand, Inc.(1)	5,649	140,095
InnerWorkings, Inc.(1)	19,242	22,513
Insteel Industries, Inc.	6,791	89,981
Interface, Inc. - Class A	2,303	17,411
ITT, Inc.	277,883	12,604,773
Jacobs Engineering Group, Inc.	5,031	398,807
JB Hunt Transport Services, Inc.	2,338	215,634
JELD-WEN Holding, Inc.(1)	2,876	27,983
JetBlue Airways Corp.(1)	254,590	2,278,580
Kaman Corp.	8,860	340,844
Kansas City Southern	111,520	14,183,114
KAR Auction Services, Inc.	131,276	1,575,312
Kelly Services, Inc. - Class A	12,507	158,714
Kennametal, Inc.	196,498	3,658,793
Kimball International, Inc. - Class B	1,959	23,332
Kirby Corp.(1)	154,184	6,702,378
Knight-Swift Transportation Holdings, Inc. - Class A	4,799	157,407
Knoll, Inc.	364,328	3,759,865
L3Harris Technologies, Inc.	100,726	18,142,767
Landstar System, Inc.	138	13,229

LB Foster Co. - Class A(1)	3,290	40,664
Lennox International, Inc.	111	20,179
Lincoln Electric Holdings, Inc.	124	8,556
Lindsay Corp.	2,618	239,756
Luxfer Holdings Plc	693	9,799
Lydall, Inc.(1)	6,089	39,335
Lyft, Inc. - Class A(1)	6,770	181,775
Macquarie Infrastructure Corp.	2,929	73,957
Manitowoc Co., Inc.(1)	13,165	111,902
ManpowerGroup, Inc.	122,256	6,478,345
Marten Transport Ltd.	14,583	299,243
Masco Corp.	201,373	6,961,465
Masonite International Corp.(1)	561	26,619
Matson, Inc.	15,773	482,969
Matthews International Corp. - Class A	11,314	273,686
Maxar Technologies, Inc.	22,219	237,299
McGrath RentCorp	2,890	151,378
Meritor, Inc.(1)	4,283	56,750
Mesa Air Group, Inc.(1)	4,880	16,055
Miller Industries, Inc.	3,778	106,842
Mistras Group, Inc.(1)	4,483	19,098
Mobile Mini, Inc.	11,025	289,186
Moog, Inc. - Class A	19,854	1,003,223
MRC Global, Inc.(1)	26,315	112,102
MSC Industrial Direct Co., Inc. - Class A	1,706	93,779
Mueller Industries, Inc.	9,387	224,725
Mueller Water Products, Inc. - Class A	123,603	990,060
National Presto Industries, Inc.	1,742	123,351
Navistar International Corp.(1)	18,412	303,614
Nielsen Holdings Plc	12,112	151,884
NL Industries, Inc.	2,716	8,094
NN, Inc.	15,148	26,206
Nordson Corp.	230	31,066
Northwest Pipe Co.(1)	3,365	74,871
NOW, Inc.(1)	343,248	1,771,160
nVent Electric Plc	489,382	8,255,874
Old Dominion Freight Line, Inc.	2,221	291,528
Oshkosh Corp.	288,679	18,570,720
Owens Corning	310,618	12,055,085
PACCAR, Inc.	108,730	6,646,665
PAE, Inc.(1)	614,500	3,988,105
PAM Transportation Services, Inc.(1)	150	4,612
Park Aerospace Corp.	7,275	91,665
Parker-Hannifin Corp.	111,662	14,485,911
Park-Ohio Holdings Corp.	3,254	61,631
Patrick Industries, Inc.	2,845	80,115
Pentair Plc	6,481	192,875
PGT Innovations, Inc.(1)	10,598	88,917
PICO Holdings, Inc.(1)	4,448	34,605
Pitney Bowes, Inc.	148,443	302,824
Powell Industries, Inc.	3,329	85,455
Preformed Line Products Co.	1,059	52,770
Primoris Services Corp.	5,223	83,046
Quad/Graphics, Inc.	12,111	30,520
Quanex Building Products Corp.	12,130	122,270
Quanta Services, Inc.	159,658	5,065,948
Regal Beloit Corp.	107,031	6,737,601

Republic Services, Inc. - Class A	7,776	583,667
Resideo Technologies, Inc.(1)	5,172	25,032
Resources Connection, Inc.	7,954	87,255
REV Group, Inc.	8,396	35,011
Rexnord Corp.	762,984	17,296,847
Roadrunner Transportation Systems, Inc.(1)	1,014	2,586
Robert Half International, Inc.	107,698	4,065,599
Rockwell Automation, Inc.	27,512	4,151,836
RR Donnelley & Sons Co.	28,769	27,575
Rush Enterprises, Inc. - Class A	10,081	321,786
Rush Enterprises, Inc. - Class B	1,617	49,335
Ryder System, Inc.	1,951	51,584
Safe Bulkers, Inc.(1)	18,803	22,376
Saia, Inc.(1)	3,923	288,497
Schneider National, Inc. - Class B	238,438	4,611,391
Scorpio Bulkers, Inc.	16,763	42,410
Sensata Technologies Holding Plc(1)	172,418	4,988,053
SkyWest, Inc.	18,299	479,251
Snap-on, Inc.	2,096	228,087
Southwest Airlines Co.	219,094	7,801,937
SP Plus Corp.(1)	8,391	174,113
Spartan Motors, Inc.	3,325	42,926
Spirit AeroSystems Holdings, Inc. - Class A	164,291	3,931,484
Spirit Airlines, Inc.(1)	5,727	73,821
SPX Corp.(1)	3,037	99,128
SPX FLOW, Inc.(1)	15,535	441,505
Standex International Corp.	92,888	4,553,370
Stanley Black & Decker, Inc.	5,941	594,100
Steelcase, Inc. - Class A	203,870	2,012,197
Stericycle, Inc.(1)	146,732	7,128,241
Sterling Construction Co., Inc.(1)	7,379	70,100
Systemax, Inc.	1,383	24,521
Team, Inc.(1)	10,919	70,973
Teledyne Technologies, Inc.(1)	1,399	415,881
Terex Corp.	87,232	1,252,652
Textainer Group Holdings Ltd.(1)	258,213	2,122,511
Textron, Inc.	354,217	9,446,967
Thermon Group Holdings, Inc.(1)	8,610	129,753
Timken Co.	362,270	11,715,812
Titan International, Inc.	19,062	29,546
Titan Machinery, Inc.(1)	7,097	61,673
Trane Technologies Plc	46,995	3,881,317
TransDigm Group, Inc.	383	122,633
TriMas Corp.(1)	1,031,196	23,820,628
Trinity Industries, Inc.	120,584	1,937,785
Triton International Ltd.	20,047	518,616
Triumph Group, Inc.	11,037	74,610
TrueBlue, Inc.(1)	14,457	184,471
Tutor Perini Corp.(1)	14,528	97,628
Twin Discount, Inc.(1)	3,864	26,971
UniFirst Corp.	5,686	859,098
United Continental Holdings, Inc.(1)	210,790	6,650,424
United Rentals, Inc.(1)	34,464	3,546,346
Univar, Inc.(1)	320,039	3,430,818
Universal Forest Products, Inc.	2,647	98,442
US Ecology, Inc.	183,980	5,592,992
US Xpress Enterprises, Inc. - Class A(1)	8,037	26,844

Valmont Industries, Inc.	833	88,281
Vectrus, Inc.(1)	4,198	173,839
Veritiv Corp.(1)	4,600	36,156
VSE Corp.	2,940	48,187
Wabash National Corp.	86,074	621,454
WABCO Holdings, Inc.(1)	338	45,647
Wabtec Corp.	4,999	240,602
Watsco, Inc.	1,257	198,644
Watts Water Technologies, Inc. - Class A	4,585	388,120
Werner Enterprises, Inc.	16,873	611,815
WESCO International, Inc.(1)	189,433	4,328,544
Willis Lease Finance Corp.(1)	997	26,520
WillScot Corp. - Class A(1)	1,015,668	10,288,717
Woodward, Inc.	431	25,619
XPO Logistics, Inc.(1)	1,534	74,782
YRC Worldwide, Inc.(1)	13,688	22,996

Total Industrials		669,370,611

Information Technology – 13.01%
2U, Inc.(1)	1,469	31,172
3D Systems Corp.(1)	42,721	329,379
8x8, Inc.(1)	160,591	2,225,791
ACI Worldwide, Inc.(1)	374,670	9,048,281
Adesto Technologies Corp.(1)	1,222	13,674
ADTRAN, Inc.	17,743	136,266
Akamai Technologies, Inc.(1)	514	47,026
Alliance Data Systems Corp.	53,879	1,813,028
Alpha & Omega Semiconductor Ltd.(1)	7,048	45,178
Ambarella, Inc.(1)	7,195	349,389
Amdocs Ltd.	145,776	8,013,307
American Software, Inc. - Class A	4,671	66,375
Amkor Technology, Inc.(1)	197,350	1,537,356
Analog Devices, Inc.	143,755	12,887,636
Anixter International, Inc.(1)	11,337	996,182
Applied Optoelectronics, Inc.(1)	6,544	49,669
Arlo Technologies, Inc.(1)	28,951	70,351
Arrow Electronics, Inc.(1)	117,146	6,076,363
Avaya Holdings Corp.(1)	35,413	286,491
Avnet, Inc.	881,739	22,131,649
Axcelis Technologies, Inc.(1)	11,960	218,988
AXT, Inc.(1)	14,134	45,370
Bel Fuse, Inc. - Class B	3,585	34,918
Belden, Inc.	14,483	522,547
Benchmark Electronics, Inc.	13,731	274,483
Bill.Com Holdings, Inc.(1)	78	2,668
Booz Allen Hamilton Holding Corp. - Class A	168,600	11,572,704
Brooks Automation, Inc.	386,210	11,779,405
CACI International, Inc. - Class A(1)	118,747	25,073,429
CalAmp Corp.(1)	12,336	55,512
Calix, Inc.(1)	8,444	59,784
Cambium Networks Corp.(1)	797	4,463
Cardtronics Plc - Class A(1)	2,703	56,547
Casa Systems, Inc.(1)	801	2,804
CDK Global, Inc.	190,850	6,269,423
CDW Corp.	61,925	5,775,745
Cerence, Inc.(1)	1,559	24,009
Ceridian HCM Holding, Inc.(1)	689	34,498
CEVA, Inc.(1)	537	13,387

Check Point Software Technologies Ltd.(1)	192,266	19,330,424
Ciena Corp.(1)	51,439	2,047,787
Cirrus Logic, Inc.(1)	76,144	4,997,331
Citrix Systems, Inc.	482	68,227
Cloudera, Inc.(1)	85,865	675,758
Cognizant Technology Solutions Corp. - Class A	80,725	3,751,291
Coherent, Inc.(1)	931	99,068
Cohu, Inc.	14,906	184,536
CommScope Holding Co., Inc.(1)	7,004	63,806
Comtech Telecommunications Corp.	8,771	116,567
Conduent, Inc.(1)	64,462	157,932
Corning, Inc.	181,516	3,728,339
Cree, Inc.(1)	3,897	138,188
CTS Corp.	11,960	297,684
Cypress Semiconductor Corp.	14,430	336,508
Daktronics, Inc.	14,347	70,731
DASAN Zhone Solutions, Inc.(1)	220	922
Diebold Nixdorf, Inc.(1)	13,088	46,070
Digi International, Inc.(1)	10,512	100,284
Digimarc Corp.(1)	181	2,362
Diodes, Inc.(1)	74,308	3,019,506
Dolby Laboratories, Inc. - Class A	2,068	112,106
DSP Group, Inc.(1)	4,748	63,623
DXC Technology Co.	78,255	1,021,228
Dynatrace, Inc.(1)	1,051	25,056
EchoStar Corp. - Class A(1)	1,883	60,200
Entegris, Inc.	322,575	14,441,683
ePlus, Inc.(1)	712	44,585
EVERTEC, Inc.	170,389	3,872,942
Exela Technologies, Inc.(1)	2,530	519
F5 Networks, Inc.(1)	21,008	2,240,083
Fabrinet(1)	1,146	62,526
FARO Technologies, Inc.(1)	417	18,556
Fidelity National Information Services, Inc.	264,612	32,187,404
First Solar, Inc.(1)	3,145	113,409
Fiserv, Inc.(1)	203,000	19,282,970
Fitbit, Inc. - Class A(1)	67,835	451,781
Flex Ltd.(1)	379,910	3,181,746
FLIR Systems, Inc.	4,942	157,600
FormFactor, Inc.(1)	26,112	524,590
Global Payments, Inc.	166,733	24,047,901
GSI Technology, Inc.(1)	5,583	38,858
GTY Technology Holdings, Inc.(1)	13,995	63,257
Hackett Group, Inc.	772	9,820
Harmonic, Inc.(1)	32,595	187,747
Hewlett Packard Enterprise Co.	921,347	8,946,279
HP, Inc.	178,000	3,090,080
Ichor Holdings Ltd.(1)	6,393	122,490
Ideanomics, Inc.(1)	1,645	2,204
II-VI, Inc.(1)	11,940	340,290
Immersion Corp.(1)	11,260	60,354
Infinera Corp.(1)	66,195	350,833
Information Services Group, Inc.(1)	13,376	34,376
Inseego Corp.(1)	16,477	102,652
Insight Enterprises, Inc.(1)	8,281	348,879
IPG Photonics Corp.(1)	1,286	141,820
Jabil, Inc.	126,402	3,106,961

Jack Henry & Associates, Inc.	374	58,060
Juniper Networks, Inc.	333,289	6,379,151
KBR, Inc.	407,437	8,425,797
KEMET Corp.	51,128	1,235,252
Keysight Technologies, Inc.(1)	194,400	16,267,392
Kimball Electronics, Inc.(1)	8,360	91,291
KLA-Tencor Corp.	69,300	9,961,182
Knowles Corp.(1)	30,189	403,929
KVH Industries, Inc.(1)	5,643	53,213
Lam Research Corp.	38,650	9,276,000
Leidos Holdings, Inc.	126,354	11,580,344
Limelight Networks, Inc.(1)	25,739	146,712
Littelfuse, Inc.	17,658	2,355,930
LiveRamp Holdings, Inc.(1)	24,996	822,868
LogMeIn, Inc.	1,879	156,483
Lumentum Holdings, Inc.(1)	27,755	2,045,544
MACOM Technology Solutions Holdings, Inc.(1)	17,120	324,082
ManTech International Corp. - Class A	10,024	728,444
Marvell Technology Group Ltd.	250,115	5,660,102
Maxim Integrated Products, Inc.	6,568	319,270
MAXIMUS, Inc.	221,925	12,916,035
Medallia, Inc.(1)	445	8,918
Methode Electronics, Inc.	476,663	12,598,203
Microchip Technology, Inc.	6,627	449,311
MKS Instruments, Inc.	51,560	4,199,562
Motorola Solutions, Inc.	1,752	232,876
MTS Systems Corp.	4,685	105,412
National Instruments Corp.	4,804	158,916
NCR Corp.(1)	65,575	1,160,677
NeoPhotonics Corp.(1)	14,507	105,176
NetApp, Inc.	65,000	2,709,850
NETGEAR, Inc.(1)	11,105	253,638
NetScout Systems, Inc.(1)	26,346	623,610
nLight, Inc.(1)	168,573	1,768,331
NortonLifeLock, Inc.	21,936	410,423
Nuance Communications, Inc.(1)	11,104	186,325
NVE Corp.	233	12,123
NXP Semiconductors NV	112,861	9,359,563
ON Semiconductor Corp.(1)	511,535	6,363,495
OneSpan, Inc.(1)	3,456	62,726
Onto Innovation, Inc.(1)	13,725	407,221
Pareteum Corp.(1)	21,963	9,049
PC Connection, Inc.	4,169	171,804
PDF Solutions, Inc.(1)	9,536	111,762
Perspecta, Inc.	48,239	879,879
Photronics, Inc.(1)	18,912	194,037
Ping Identity Holding Corp.(1)	1,235	24,725
Plexus Corp.(1)	206,071	11,243,234
QAD, Inc. - Class A	2,182	87,127
Qorvo, Inc.(1)	149,022	12,015,644
Rambus, Inc.(1)	533,801	5,925,191
Ribbon Communications, Inc.(1)	21,780	65,993
RingCentral, Inc. - Class A(1)	18,930	4,011,456
Rogers Corp.(1)	52,358	4,943,642
Rosetta Stone, Inc.(1)	6,563	92,013
Sabre Corp.	8,721	51,716
Sanmina Corp.(1)	75,098	2,048,673

ScanSource, Inc.(1)	9,354	200,082
Science Applications International Corp.	128,717	9,606,150
Seagate Technology Plc	101,600	4,958,080
SecureWorks Corp. - Class A(1)	2,857	32,884
Semtech Corp.(1)	141,627	5,311,012
SiTime Corp.(1)	1,007	21,922
Skyworks Solutions, Inc.	55,219	4,935,474
SMART Global Holdings, Inc.(1)	5,014	121,840
SolarWinds Corp.(1)	979,471	15,348,311
Sprout Social, Inc. - Class A(1)	516	8,235
SS&C Technologies Holdings, Inc.	880	38,562
StarTek, Inc.(1)	6,203	23,323
Stratasys Ltd.(1)	19,025	303,449
SunPower Corp. - Class A(1)	27,271	138,264
Sykes Enterprises, Inc.(1)	14,279	387,246
Synaptics, Inc.(1)	12,700	734,949
Synchronoss Technologies, Inc.(1)	13,931	42,490
SYNNEX Corp.	110,950	8,110,445
TE Connectivity Ltd.	198,383	12,494,161
Tech Data Corp.(1)	13,194	1,726,435
Telenav, Inc.(1)	6,766	29,229
TESSCO Technologies, Inc.	3,081	15,066
TiVo Corp.	46,163	326,834
Trimble, Inc.(1)	8,137	259,001
TTM Technologies, Inc.(1)	212,541	2,197,674
Ultra Clean Holdings, Inc.(1)	14,539	200,638
Unisys Corp.(1)	4,671	57,687
Veeco Instruments, Inc.(1)	17,765	170,011
Verint Systems, Inc.(1)	96,882	4,165,926
VeriSign, Inc.(1)	1,254	225,833
Verra Mobility Corp. - Class A(1)	562,270	4,014,608
ViaSat, Inc.(1)	2,280	81,898
Vishay Intertechnology, Inc.	147,685	2,128,141
Vishay Precision Group, Inc.(1)	1,336	26,827
Western Digital Corp.	218,325	9,086,686
Western Union Co.	197,686	3,584,047
Xerox Corp.	271,565	5,143,441
Xperi Corp.	14,695	204,407

Total Information Technology		554,786,626

Materials – 5.94%
Advanced Emissions Solutions, Inc.	684	4,494
AdvanSix, Inc.(1)	10,079	96,154
Albemarle Corp.	4,126	232,583
Alcoa Corp.(1)	7,234	44,561
Allegheny Technologies, Inc.(1)	46,534	395,539
American Vanguard Corp.	10,537	152,365
Amyris, Inc.(1)	18,649	47,741
AptarGroup, Inc.	69,458	6,913,849
Ardagh Group SA - Class A	644	7,638
Ashland Global Holdings, Inc.	118,888	5,952,722
Avery Dennison Corp.	108,200	11,022,334
Axalta Coating Systems Ltd.(1)	373,432	6,449,171
Berry Global Group, Inc.(1)	112,483	3,791,802
Boise Cascade Co.	81,603	1,940,519
Cabot Corp.	64,178	1,676,329
Carpenter Technology Corp.	17,445	340,177
Celanese Corp. - Class A	59,920	4,397,529

Century Aluminum Co.(1)	18,116	65,580
CF Industries Holdings, Inc.	7,679	208,869
Chemours Co.	126,300	1,120,281
Clearwater Paper Corp.(1)	5,913	128,963
Cleveland-Cliffs, Inc.	324,529	1,281,890
Coeur Mining, Inc.(1)	88,320	283,507
Commercial Metals Co.	43,890	693,023
Compass Minerals International, Inc.	62,618	2,408,914
Constellium SE - Class A(1)	1,155,225	6,018,722
Contura Energy, Inc.(1)	7,683	18,055
Corteva, Inc.	554,349	13,027,202
Crown Holdings, Inc.(1)	262,746	15,249,778
Domtar Corp.	45,726	989,511
DowDuPont, Inc.	119,584	4,077,814
Eagle Materials, Inc.	72,876	4,257,416
Eastman Chemical Co.	75,288	3,506,915
Element Solutions, Inc.(1)	2,356,376	19,699,303
Ferro Corp.(1)	367,191	3,436,908
Ferroglobe Plc(1)	358,586	163,157
Flotek Industries, Inc.(1)	22,240	19,794
FMC Corp.	353,889	28,909,192
Freeport-McMoRan, Inc.	56,821	383,542
FutureFuel Corp.	9,717	109,511
Gold Resource Corp.	20,992	57,728
Graphic Packaging Holding Co.	818,731	9,988,518
Greif, Inc. - Class A	95,258	2,961,571
Greif, Inc. - Class B	2,181	87,371
Hawkins, Inc.	3,606	128,374
Haynes International, Inc.	4,464	92,003
HB Fuller Co.	250,625	6,999,956
Hecla Mining Co.	191,948	349,345
Huntsman Corp.	196,882	2,841,007
Innospec, Inc.	1,378	95,757
International Flavors & Fragrances, Inc.	4,178	426,490
International Paper Co.	95,063	2,959,311
Intrepid Potash, Inc.(1)	35,022	28,018
Kaiser Aluminum Corp.	2,815	195,023
Koppers Holdings, Inc.(1)	2,035	25,173
Kraton Corp.(1)	8,391	67,967
Kronos Worldwide, Inc.	209,786	1,770,594
Livent Corp.(1)	54,480	286,020
Louisiana-Pacific Corp.	36,071	619,700
LSB Industries, Inc.(1)	6,561	13,778
LyondellBasell Industries NV - Class A	217,625	10,800,729
Martin Marietta Materials, Inc.	1,700	321,691
Materion Corp.	4,454	155,935
Minerals Technologies, Inc.	12,894	467,536
Mosaic Co.	578,215	6,256,286
Neenah, Inc.	1,100	47,443
NewMarket Corp.	36	13,783
Newmont Goldcorp Corp.	32,000	1,448,960
Novagold Resources, Inc.(1)	25,815	190,515
Nucor Corp.	11,867	427,449
Nutrien Ltd.	147,231	4,997,020
O-I Glass, Inc.	184,504	1,311,823
Olin Corp.	6,052	70,627
Olympic Steel, Inc.	3,568	36,929

Orion Engineered Carbons SA	7,350	54,831
Packaging Corp. of America	34,073	2,958,559
PH Glatfelter Co.	400,113	4,889,381
PolyOne Corp.	2,107	39,970
PPG Industries, Inc.	56,912	4,757,843
PQ Group Holdings, Inc.(1)	14,051	153,156
Ramaco Resources, Inc.(1)	2,280	5,449
Rayonier Advanced Materials, Inc.	20,886	22,139
Reliance Steel & Aluminum Co.	46,654	4,086,424
Royal Gold, Inc.	1,758	154,194
RPM International, Inc.	61,546	3,661,987
Ryerson Holding Corp.(1)	353	1,878
Schnitzer Steel Industries, Inc. - Class A	9,643	125,745
Schweitzer-Mauduit International, Inc.	60,877	1,693,598
Sealed Air Corp.	103,501	2,557,510
Sensient Technologies Corp.	7,608	331,024
Silgan Holdings, Inc.	210,866	6,119,331
Sonoco Products Co.	3,855	178,679
Steel Dynamics, Inc.	306,926	6,918,112
Stepan Co.	6,775	599,317
Summit Materials, Inc. - Class A(1)	34,535	518,025
SunCoke Energy, Inc.	26,086	100,431
Synalloy Corp.(1)	3,029	26,443
TimkenSteel Corp.(1)	14,956	48,308
Trecora Resources(1)	8,118	48,302
Tredegar Corp.	9,705	151,689
Trinseo SA	54,142	980,512
Tronox Holdings Plc - Class A	18,265	90,960
UFP Technologies, Inc.(1)	2,237	85,207
United States Lime & Minerals, Inc.	698	51,547
United States Steel Corp.	6,800	42,908
Valhi, Inc.	14,138	14,562
Valvoline, Inc.	7,428	97,233
Verso Corp. - Class A(1)	12,157	137,131
Vulcan Materials Co.	430	46,470
Warrior Met Coal, Inc.	15,510	164,716
Westlake Chemical Corp.	1,336	50,995
Westrock Co.	9,923	280,424
Worthington Industries, Inc.	11,218	294,473
WR Grace & Co.	125,655	4,473,318

Total Materials		253,076,565

Real Estate – 7.74%
Acadia Realty Trust	31,784	393,804
Agree Realty Corp.	15,437	955,550
Alexander & Baldwin, Inc.	25,482	285,908
Alexandria Real Estate Equities, Inc.	4,718	646,649
Altisource Portfolio Solutions SA(1)	1,680	12,886
American Campus Communities, Inc.	208,441	5,784,238
American Finance Trust, Inc.	36,836	230,225
American Homes 4 Rent - Class A	345,834	8,023,349
American Realty Investors, Inc.(1)	828	7,651
Apartment Investment & Management Co. - Class A	5,766	202,675
Apple Hospitality REIT, Inc.	8,377	76,817
Armada Hoffler Properties, Inc.	13,704	146,633
Ashford Hospitality Trust, Inc.	35,262	26,066
AvalonBay Communities, Inc.	5,458	803,254
Boston Properties, Inc.	176,627	16,290,308

Braemar Hotels & Resorts, Inc.	11,711	19,909
Brandywine Realty Trust	284,531	2,993,266
Brixmor Property Group, Inc.	368,215	3,498,042
BRT Apartments Corp.	2,987	30,617
Camden Property Trust	3,602	285,422
CareTrust REIT, Inc.	9,117	134,840
CatchMark Timber Trust, Inc. - Class A	17,704	127,823
CBL & Associates Properties, Inc.(1)	141,933	28,401
CBRE Group, Inc. - Class A(1)	8,285	312,427
Cedar Realty Trust, Inc.	33,185	30,965
Chatham Lodging Trust	121,885	723,997
CIM Commercial Trust Corp.	4,537	50,315
City Office REIT, Inc.	135,166	977,250
Colony Capital, Inc.	18,302	32,029
Columbia Property Trust, Inc.	4,711	58,887
Community Healthcare Trust, Inc.	2,866	109,710
Consolidated-Tomoka Land Co.	1,591	72,120
CoreCivic, Inc.	201,666	2,252,609
CorEnergy Infrastructure Trust, Inc.	4,975	91,440
CorePoint Lodging, Inc.	14,071	55,158
CoreSite Realty Corp.	344	39,870
Corporate Office Properties Trust	205,253	4,542,249
Cousins Properties, Inc.	5,698	166,780
CubeSmart	363,181	9,729,619
Cushman & Wakefield Plc(1)	3,131	36,758
CyrusOne, Inc.	317,509	19,606,181
DiamondRock Hospitality Co.	464,522	2,359,772
Digital Realty Trust, Inc.	10,215	1,418,966
Diversified Healthcare Trust	350,448	1,272,126
Douglas Emmett, Inc.	466,967	14,247,163
Duke Realty Corp.	312,903	10,131,799
Easterly Government Properties, Inc.	21,350	526,064
EastGroup Properties, Inc.	53,210	5,559,381
Empire State Realty Trust, Inc. - Class A	5,785	51,834
EPR Properties	3,117	75,494
Equity Commonwealth	160,208	5,080,196
Equity Residential	264,143	16,300,265
Essential Properties Realty Trust, Inc.	30,236	394,882
Essex Property Trust, Inc.	2,564	564,695
Extra Space Storage, Inc.	940	90,014
Farmland Partners, Inc.	10,118	61,416
Federal Realty Investment Trust	2,918	217,712
First Industrial Realty Trust, Inc.	37,200	1,236,156
Forestar Group, Inc.(1)	5,977	61,862
Franklin Street Properties Corp.	214,029	1,226,386
Front Yard Residential Corp.	18,359	219,390
FRP Holdings, Inc.(1)	2,563	110,209
Gaming & Leisure Properties, Inc.	94,820	2,627,462
Getty Realty Corp.	12,338	292,904
Gladstone Commercial Corp.	8,236	118,269
Gladstone Land Corp.	5,986	70,934
Global Medical REIT, Inc.	14,268	144,392
Global Net Lease, Inc.	118,661	1,586,498
Griffin Industrial Realty, Inc.	263	8,600
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	21,795	444,836
Healthcare Realty Trust, Inc.	49,268	1,376,055
Healthcare Trust of America, Inc. - Class A	8,400	203,952

Healthpeak Properties, Inc.	19,847	473,351
Hersha Hospitality Trust - Class A	12,256	43,876
Highwoods Properties, Inc.	3,901	138,173
Host Hotels & Resorts, Inc.	255,741	2,823,381
Hudson Pacific Properties, Inc.	5,813	147,418
Independence Realty Trust, Inc.	33,497	299,463
Industrial Logistics Properties Trust	276,199	4,844,530
Investors Real Estate Trust	4,306	236,830
Invitation Homes, Inc.	20,937	447,424
Iron Mountain, Inc.	102,516	2,439,881
iStar, Inc.	6,495	68,912
JBG SMITH Properties	4,808	153,039
Jernigan Capital, Inc.	8,117	88,962
Jones Lang LaSalle, Inc.	25,873	2,612,656
Kennedy-Wilson Holdings, Inc.	22,219	298,179
Kilroy Realty Corp.	137,888	8,783,466
Kimco Realty Corp.	16,174	156,403
Kite Realty Group Trust	31,042	293,968
Lamar Advertising Co. - Class A	26,400	1,353,792
Lexington Realty Trust	650,167	6,456,158
Life Storage, Inc.	43,383	4,101,863
LTC Properties, Inc.	7,427	229,494
Macerich Co.	5,954	33,521
Mack-Cali Realty Corp.	32,173	489,995
Marcus & Millichap, Inc.(1)	1,122	30,406
Maui Land & Pineapple Co., Inc.(1)	979	10,700
Medical Properties Trust, Inc.	20,104	347,598
Mid-America Apartment Communities, Inc.	37,228	3,835,601
Monmouth Real Estate Investment Corp.	29,634	357,090
National Health Investors, Inc.	8,945	442,956
National Retail Properties, Inc.	6,637	213,645
New Senior Investment Group, Inc.	16,239	41,572
Newmark Group, Inc. - Class A	6,862	29,163
Office Properties Income Trust	265,692	7,240,107
Omega Healthcare Investors, Inc.	168,732	4,478,147
One Liberty Properties, Inc.	5,382	74,971
Outfront Media, Inc.	329,329	4,439,355
Paramount Group, Inc.	140,352	1,235,098
Park Hotels & Resorts, Inc.	9,526	75,351
Pebblebrook Hotel Trust	418,749	4,560,177
Pennsylvania Real Estate Investment Trust	10,233	9,328
Physicians Realty Trust	701,716	9,781,921
Piedmont Office Realty Trust, Inc. - Class A	240,197	4,241,879
PotlatchDeltic Corp.	586,056	18,396,298
Preferred Apartment Communities, Inc. - Class A	16,794	120,581
Prologis, Inc.	93,826	7,540,796
QTS Realty Trust, Inc. - Class A	315,530	18,303,895
Rafael Holdings, Inc. - Class B(1)	3,828	49,037
Rayonier, Inc.	4,963	116,879
Re/Max Holdings, Inc. - Class A	6,614	144,979
Realogy Holdings Corp.	42,188	126,986
Realty Income Corp.	12,764	636,413
Regency Centers Corp.	237,406	9,123,513
Retail Opportunity Investments Corp.	42,343	351,023
Retail Properties of America, Inc. - Class A	8,303	42,927
Retail Value, Inc.	18,733	229,479
Rexford Industrial Realty, Inc.	42,111	1,726,972

RLJ Lodging Trust	62,786	484,708
RPT Realty	28,859	174,020
Sabra Health Care REIT, Inc.	202,327	2,209,411
Safehold, Inc.	4,433	280,299
Saul Centers, Inc.	325	10,640
Seritage Growth Properties(1)	11,371	103,590
Service Properties Trust	123,146	664,988
SITE Centers Corp.	256,310	1,335,375
SL Green Realty Corp.	3,030	130,593
Spirit Realty Capital, Inc.	78,741	2,059,077
St Joe Co.(1)	12,181	204,397
STAG Industrial, Inc.	176,561	3,976,154
STORE Capital Corp.	669,715	12,135,236
Stratus Properties, Inc.(1)	2,004	35,451
Summit Hotel Properties, Inc.	205,236	866,096
Sun Communities, Inc.	2,695	336,471
Sunstone Hotel Investors, Inc.	83,657	728,652
Tanger Factory Outlet Centers, Inc.	109,300	546,500
Taubman Centers, Inc.	2,355	98,627
Tejon Ranch Co.(1)	7,489	105,295
Terreno Realty Corp.	22,012	1,139,121
The Howard Hughes Corp.(1)	157,422	7,952,959
Transcontinental Realty Investors, Inc.(1)	298	6,112
UDR, Inc.	10,656	389,370
UMH Properties, Inc.	1,785	19,385
Uniti Group, Inc.	179,700	1,083,591
Universal Health Realty Income Trust	484	48,792
Urban Edge Properties	42,732	376,469
Urstadt Biddle Properties, Inc. - Class A	11,017	155,340
Ventas, Inc.	14,588	390,958
VEREIT, Inc.	652,383	3,190,153
VICI Properties, Inc.	17,912	298,056
Vornado Realty Trust	6,763	244,888
Washington Prime Group, Inc.	348,644	280,693
Washington Real Estate Investment Trust	30,532	728,799
Weingarten Realty Investors	4,553	65,700
Welltower, Inc.	16,090	736,600
Weyerhaeuser Co.	29,182	494,635
Whitestone REIT - Class B	13,950	86,490
WP Carey, Inc.	6,625	384,780
Xenia Hotels & Resorts, Inc.	211,179	2,175,144

Total Real Estate		330,075,574

Utilities – 8.22%
AES Corp.	26,040	354,144
ALLETE, Inc.	19,396	1,176,949
Alliant Energy Corp.	89,409	4,317,561
Ameren Corp.	264,206	19,242,123
American Electric Power Co., Inc.	89,780	7,180,604
American Water Works Co., Inc.	7,059	843,974
Artesian Resources Corp. - Class A	2,813	105,150
Atlantic Power Corp.(1)	16,508	35,327
Atlantica Yield Plc	519,550	11,585,965
Atmos Energy Corp.	4,723	468,663
Avangrid, Inc.	2,193	96,010
Avista Corp.	24,711	1,049,970
Black Hills Corp.	112,187	7,183,334
Cadiz, Inc.(1)	4,870	56,833

California Water Service Group	1,092	54,949
CenterPoint Energy, Inc.	19,497	301,229
Clearway Energy, Inc. - Class A	12,215	209,732
Clearway Energy, Inc. - Class C	29,967	563,380
CMS Energy Corp.	329,329	19,348,079
Consolidated Edison, Inc.	13,027	1,016,106
Consolidated Water Co. Ltd.	5,283	86,641
DTE Energy Co.	115,322	10,952,130
Edison International	186,603	10,223,978
El Paso Electric Co.	12,504	849,772
Entergy Corp.	153,535	14,427,684
Essential Utilities, Inc.	8,436	343,345
Evergy, Inc.	595,843	32,801,157
Eversource Energy	231,175	18,080,197
Exelon Corp.	131,200	4,829,472
FirstEnergy Corp.	428,729	17,179,171
Genie Energy Ltd. - Class B	3,586	25,747
Hawaiian Electric Industries, Inc.	4,330	186,406
IDACORP, Inc.	70,820	6,217,288
MDU Resources Group, Inc.	200,948	4,320,382
MGE Energy, Inc.	102,828	6,732,149
Middlesex Water Co.	952	57,234
National Fuel Gas Co.	137,171	5,115,107
New Jersey Resources Corp.	180,301	6,124,825
NiSource, Inc.	14,511	362,340
Northwest Natural Holding Co.	9,590	592,182
NorthWestern Corp.	18,778	1,123,488
NRG Energy, Inc.	120,962	3,297,424
OGE Energy Corp.	7,906	242,951
ONE Gas, Inc.	176,137	14,728,576
Ormat Technologies, Inc.	9,472	640,876
Otter Tail Corp.	8,247	366,662
PG&E Corp.(1)	20,657	185,706
Pinnacle West Capital Corp.	4,397	333,249
PNM Resources, Inc.	29,451	1,119,138
Portland General Electric Co.	172,569	8,272,958
PPL Corp.	308,341	7,609,856
Public Service Enterprise Group, Inc.	181,174	8,136,524
RGC Resources, Inc.	2,615	75,652
Sempra Energy	11,046	1,248,088
SJW Group	3,409	196,938
South Jersey Industries, Inc.	410,785	10,269,625
Southwest Gas Holdings, Inc.	17,918	1,246,376
Spire, Inc.	18,445	1,373,784
Sunnova Energy International, Inc.(1)	8,341	83,994
TerraForm Power, Inc. - Class A	8,662	136,600
UGI Corp.	348,935	9,306,096
Unitil Corp.	5,277	276,093
Vistra Energy Corp.	1,794,941	28,647,258
WEC Energy Group, Inc.	174,067	15,340,525
Xcel Energy, Inc.	360,270	21,724,281
York Water Co.	679	29,509

Total Utilities		350,709,516

Total Common Stocks (Cost: $4,983,667,243)		4,148,411,175

RIGHTS – 0.00%(2)
Healthcare – 0.00%(2)
Corium International, Inc. - CVR(1)(5)		1,051	189

Total Healthcare			189

Total Rights (Cost: $0)			189

SHORT-TERM INVESTMENTS – 2.58%
Money Market Funds – 2.30%
Goldman Sachs Financial Square Government Fund - Class I, 0.34%(4)		98,058,865	98,058,865

Total Money Market Funds (Cost: $98,058,865)			98,058,865

	Principal Amount		Value
Time Deposits – 0.28%
ANZ, London, 0.15% due 04/01/2020		$40,063	40,063
Barclays Bank, London, 0.15% due 04/01/2020		2,627,700	2,627,700
BBVA, Madrid, 0.15% due 04/01/2020		59,730	59,730
Brown Brothers Harriman, 0.04% due 04/01/2020	CAD	16	11
China Construction Bank, New York, 0.15% due 04/01/2020		$1,446,420	1,446,420
Citibank, New York, 0.15% due 04/01/2020		5,441,857	5,441,857
JP Morgan, New York, 0.15% due 04/01/2020		2,221,461	2,221,461

Total Time Deposits (Cost: $11,837,242)			11,837,242

Total Short-Term Investments (Cost: $109,896,107)			109,896,107

TOTAL INVESTMENTS IN SECURITIES – 99.87% (Cost: $5,093,563,350)			4,258,307,471

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.13%			5,711,414

TOTAL NET ASSETS – 100.00%			$4,264,018,885

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

CVR Contingent Value Right

REIT Real Estate Investment Trust

CAD Canadian Dollar

(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)	Amount calculated is less than $0.5.
(4)	Represents annualized seven-day yield as of the close of the reporting period.
(5)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $189 or 0.00% of the Fund’s net assets.

The accompanying notes are an integral part of this Schedule of Investments.

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Bridge Builder Small/Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$85,189,373	$—	$—	$85,189,373
Consumer Discretionary	428,063,848	—	—	428,063,848
Consumer Staples	175,306,058	—	—	175,306,058
Energy	86,290,636	—	—	86,290,636
Financials	898,483,813	—	—	898,483,813
Healthcare	317,058,555	—	—	317,058,555
Industrials	669,370,611	—	—	669,370,611
Information Technology	554,786,626	—	—	554,786,626
Materials	253,076,565	—	—	253,076,565
Real Estate	330,075,574	—	—	330,075,574
Utilities	350,709,516	—	—	350,709,516
Rights
Healthcare	—	—	189	189
Short-Term Investments
Money Market Funds	98,058,865	—	—	98,058,865
Time Deposits	—	11,837,242	—	11,837,242

Total Assets	$4,246,470,040	$11,837,242	$189	$4,258,307,471